Schedule of Investments (unaudited)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$1,775	$1,703,916
3.65%, 11/01/24 (Call 08/01/24)	1,012	989,695
		2,693,611
Aerospace & Defense — 1.8%
Boeing Co. (The)
1.43%, 02/04/24 (Call 08/11/23)	2,917	2,850,038
1.95%, 02/01/24	1,247	1,224,543
2.20%, 02/04/26 (Call 08/11/23)	6,022	5,558,068
2.70%, 02/01/27 (Call 12/01/26)(a)	425	389,515
2.75%, 02/01/26 (Call 01/01/26)	1,745	1,635,647
3.10%, 05/01/26 (Call 03/01/26)	695	656,493
3.25%, 02/01/28 (Call 12/01/27)	1,060	975,842
4.88%, 05/01/25 (Call 04/01/25)	3,743	3,699,200
5.04%, 05/01/27 (Call 03/01/27)	2,250	2,232,165
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	780	706,797
1.88%, 08/15/23	602	601,153
2.13%, 08/15/26 (Call 05/15/26)	335	309,485
2.38%, 11/15/24 (Call 09/15/24)	565	543,952
2.63%, 11/15/27 (Call 08/15/27)	50	45,764
3.25%, 04/01/25 (Call 03/01/25)	903	875,038
3.50%, 05/15/25 (Call 03/15/25)	968	942,012
3.50%, 04/01/27 (Call 02/01/27)	1,290	1,231,796
3.75%, 05/15/28 (Call 02/15/28)	1,000	958,890
HEICO Corp., 5.25%, 08/01/28	475	473,115
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)(a)	964	934,237
3.85%, 12/15/26 (Call 09/15/26)	875	837,264
4.40%, 06/15/28 (Call 03/15/28)	1,700	1,647,566
5.40%, 01/15/27	950	952,938
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	1,113	1,079,602
4.45%, 05/15/28 (Call 04/15/28)	595	589,706
4.95%, 10/15/25 (Call 09/15/25)	575	574,360
5.10%, 11/15/27 (Call 10/15/27)	595	603,914
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,919	1,850,928
3.20%, 02/01/27 (Call 11/01/26)	213	201,346
3.25%, 01/15/28 (Call 10/15/27)	1,950	1,821,494
RTX Corp.
2.65%, 11/01/26 (Call 08/01/26)	205	190,649
3.13%, 05/04/27 (Call 02/04/27)	390	365,129
3.20%, 03/15/24 (Call 01/15/24)	1,316	1,299,132
3.50%, 03/15/27 (Call 12/15/26)(a)	2,655	2,527,008
3.95%, 08/16/25 (Call 06/16/25)	1,836	1,792,214
5.00%, 02/27/26 (Call 01/27/26)	345	344,672
		43,521,672
Agriculture — 1.5%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	986	931,689
2.63%, 09/16/26 (Call 06/16/26)(a)	459	428,146
4.00%, 01/31/24(a)	455	451,410
4.40%, 02/14/26 (Call 12/14/25)	1,155	1,133,784
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	1,240	1,165,111
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,760	1,521,557
Security	Par (000)	Value

Agriculture (continued)
2.79%, 09/06/24 (Call 08/06/24)	$1,090	$1,054,390
3.22%, 08/15/24 (Call 06/15/24)	2,674	2,602,308
3.22%, 09/06/26 (Call 07/06/26)	1,128	1,055,733
3.56%, 08/15/27 (Call 05/15/27)	3,745	3,480,274
4.70%, 04/02/27 (Call 02/02/27)	924	899,034
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	1,654	1,499,345
4.45%, 03/16/28 (Call 02/16/28)(a)	950	909,037
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	877	811,671
3.25%, 08/15/26 (Call 05/15/26)	785	739,182
3.75%, 09/25/27 (Call 06/25/27)(a)	110	104,049
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	838	750,405
1.50%, 05/01/25 (Call 04/01/25)	900	845,581
2.75%, 02/25/26 (Call 11/25/25)(a)	857	809,844
2.88%, 05/01/24 (Call 04/01/24)	1,376	1,349,082
3.13%, 08/17/27 (Call 05/17/27)	20	18,709
3.25%, 11/10/24	942	915,297
3.38%, 08/11/25 (Call 05/11/25)	743	719,517
3.60%, 11/15/23	320	318,506
4.88%, 02/13/26	1,765	1,752,958
4.88%, 02/15/28 (Call 01/15/28)	3,585	3,546,264
5.00%, 11/17/25	655	654,152
5.13%, 11/15/24	1,020	1,016,871
5.13%, 11/17/27 (Call 10/17/27)	1,365	1,368,638
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	2,599	2,547,979
4.85%, 09/15/23	489	488,131
		35,888,654
Airlines — 0.2%
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)	1,910	1,898,571
5.25%, 05/04/25 (Call 04/04/25)	1,990	1,976,062
		3,874,633
Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	1,155	1,076,575
2.40%, 03/27/25 (Call 02/27/25)	1,403	1,344,577
2.75%, 03/27/27 (Call 01/27/27)	1,132	1,061,494
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	1,022	962,626
2.80%, 04/23/27 (Call 02/23/27)(a)	490	445,373
		4,890,645
Auto Manufacturers — 3.2%
American Honda Finance Corp.
0.55%, 07/12/24	1,044	995,206
0.65%, 09/08/23	207	206,071
0.75%, 08/09/24(a)	1,045	995,894
1.00%, 09/10/25	1,158	1,062,196
1.20%, 07/08/25	959	888,263
1.30%, 09/09/26	857	765,612
1.50%, 01/13/25	245	232,316
2.00%, 03/24/28	750	660,361
2.15%, 09/10/24	822	792,934
2.30%, 09/09/26	270	248,751
2.35%, 01/08/27	670	615,693
2.40%, 06/27/24(a)	593	576,978
2.90%, 02/16/24	680	670,732

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.50%, 02/15/28	$500	$470,919
3.55%, 01/12/24(a)	398	394,222
3.63%, 10/10/23	895	891,884
4.70%, 01/12/28	330	327,534
4.75%, 01/12/26	200	197,505
5.00%, 05/23/25	500	497,535
5.13%, 07/07/28	995	999,820
5.25%, 07/07/26	475	476,937
Series A, 4.60%, 04/17/25	845	837,809
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	754	690,552
3.65%, 10/01/23 (Call 08/31/23)	393	392,018
General Motors Co.
4.00%, 04/01/25(a)	499	486,590
4.20%, 10/01/27 (Call 07/01/27)	200	189,873
6.13%, 10/01/25 (Call 09/01/25)	2,318	2,347,850
6.80%, 10/01/27 (Call 08/01/27)	1,250	1,304,741
General Motors Financial Co. Inc.
1.05%, 03/08/24	870	845,218
1.20%, 10/15/24	900	853,525
1.25%, 01/08/26 (Call 12/08/25)(a)	1,636	1,475,363
1.50%, 06/10/26 (Call 05/10/26)	1,465	1,307,025
2.35%, 02/26/27 (Call 01/26/27)	1,215	1,091,027
2.40%, 04/10/28 (Call 02/10/28)	980	852,993
2.70%, 08/20/27 (Call 06/20/27)	1,160	1,040,019
2.75%, 06/20/25 (Call 05/20/25)	1,313	1,245,919
2.90%, 02/26/25 (Call 01/26/25)	1,410	1,348,932
3.50%, 11/07/24 (Call 09/07/24)	936	910,048
3.80%, 04/07/25	1,250	1,214,318
3.95%, 04/13/24 (Call 02/13/24)	1,501	1,481,877
4.00%, 01/15/25 (Call 10/15/24)	1,125	1,096,756
4.00%, 10/06/26 (Call 07/06/26)	595	566,772
4.30%, 07/13/25 (Call 04/13/25)	1,115	1,087,392
4.35%, 04/09/25 (Call 02/09/25)	1,123	1,102,324
4.35%, 01/17/27 (Call 10/17/26)(a)	1,155	1,112,442
5.00%, 04/09/27 (Call 03/09/27)	1,440	1,414,854
5.10%, 01/17/24 (Call 12/17/23)	1,076	1,072,019
5.25%, 03/01/26 (Call 12/01/25)	1,425	1,410,197
5.40%, 04/06/26(a)	710	705,865
5.80%, 06/23/28 (Call 05/23/28)	1,550	1,556,092
6.00%, 01/09/28 (Call 12/09/27)(a)	940	953,454
6.05%, 10/10/25	1,455	1,467,170
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	1,065	1,017,340
2.53%, 03/10/27 (Call 02/10/27)(a)	980	902,968
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(a)	1,335	1,292,995
1.34%, 03/25/26 (Call 02/25/26)(a)	1,116	1,016,898
2.36%, 07/02/24	710	689,264
5.12%, 07/13/28	400	405,837
5.28%, 07/13/26(a)	320	322,903
Toyota Motor Credit Corp.
0.50%, 06/18/24	1,365	1,306,093
0.63%, 09/13/24	1,045	991,363
0.80%, 10/16/25	1,209	1,100,051
0.80%, 01/09/26	834	753,494
1.13%, 06/18/26	1,185	1,064,673
1.15%, 08/13/27(a)	25	21,665
1.45%, 01/13/25	1,470	1,392,757
1.80%, 02/13/25	1,526	1,447,985
Security	Par (000)	Value

Auto Manufacturers (continued)
1.90%, 01/13/27	$863	$781,265
2.00%, 10/07/24	656	630,958
2.25%, 10/18/23	638	633,752
2.50%, 03/22/24(a)	430	421,844
2.90%, 04/17/24(a)	792	777,621
3.00%, 04/01/25	1,462	1,410,550
3.05%, 03/22/27	995	934,984
3.05%, 01/11/28	80	74,404
3.20%, 01/11/27	1,540	1,457,951
3.40%, 04/14/25	509	495,365
3.45%, 09/20/23(a)	693	691,536
3.65%, 08/18/25	1,095	1,062,683
3.95%, 06/30/25	915	896,147
4.40%, 09/20/24	1,235	1,221,257
4.45%, 05/18/26	880	870,346
4.55%, 09/20/27	2,675	2,645,308
4.63%, 01/12/28(a)	645	642,595
4.80%, 01/10/25	680	676,335
5.40%, 11/10/25(a)	785	792,158
5.45%, 11/10/27	260	266,015
		77,537,757
Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 08/11/23)	1,095	1,041,597
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)(a)	930	848,437
3.38%, 03/15/25 (Call 12/15/24)(a)	875	842,517
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	435	408,999
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)(a)	898	886,675
4.15%, 10/01/25 (Call 07/01/25)	1,028	999,014
		5,027,239
Banks — 34.4%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	1,153	1,114,918
5.09%, 12/08/25	110	109,532
5.38%, 07/03/25	1,085	1,087,288
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	1,355	1,346,664
1.13%, 09/18/25(a)	1,185	1,079,031
5.86%, 09/14/26 (Call 09/14/25),
(1-year CMT + 2.300%)(b)	500	495,498
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(b)	825	724,365
1.85%, 03/25/26	1,900	1,713,067
2.71%, 06/27/24	2,206	2,141,486
2.75%, 05/28/25	1,543	1,460,613
3.50%, 03/24/25	1,660	1,598,901
3.80%, 02/23/28	1,000	919,813
3.89%, 05/24/24	1,985	1,956,369
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(b)	1,500	1,413,255
4.25%, 04/11/27	950	903,823
4.38%, 04/12/28	1,400	1,324,236
5.15%, 08/18/25	685	676,087
5.29%, 08/18/27	2,400	2,357,223
5.59%, 08/08/28	200	200,000
5.74%, 06/30/24, (1-year CMT + 0.450%)(b)	1,410	1,403,937

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23),
(1-day SOFR + 0.740%)(a)(b)	$1,930	$1,905,698
0.98%, 04/22/25 (Call 04/22/24),
(1-day SOFR + 0.690%)(b)	2,151	2,072,273
0.98%, 09/25/25 (Call 09/25/24),
(1-day SOFR + 0.910%)(a)(b)	1,940	1,833,060
1.20%, 10/24/26 (Call 10/24/25),
(1-day SOFR + 1.010%)(b)	2,280	2,061,367
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(b)	2,728	2,509,635
1.53%, 12/06/25 (Call 12/06/24),
(1-day SOFR + 0.650%)(b)	1,870	1,764,453
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(b)	5,895	5,280,915
1.84%, 02/04/25 (Call 02/04/24),
(1-day SOFR + 0.670%)(b)	1,710	1,675,183
2.02%, 02/13/26 (Call 02/13/25),
(3-mo. SOFR + 1.902%)(b)	1,400	1,322,649
2.46%, 10/22/25 (Call 10/22/24),
(3-mo. SOFR + 1.132%)(b)	1,967	1,889,661
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(b)	2,070	1,876,388
3.09%, 10/01/25 (Call 10/01/24),
(3-mo. SOFR + 1.352%)(a)(b)	1,617	1,565,998
3.25%, 10/21/27 (Call 10/21/26)(a)	525	492,867
3.37%, 01/23/26 (Call 01/23/25),
(3-mo. SOFR + 1.072%)(b)	1,945	1,878,869
3.38%, 04/02/26 (Call 04/02/25),
(1-day SOFR + 1.330%)(b)	2,175	2,094,450
3.46%, 03/15/25 (Call 03/15/24),
(3-mo. SOFR + 1.232%)(a)(b)	2,005	1,972,747
3.50%, 04/19/26	2,387	2,291,192
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(b)	1,645	1,562,027
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(b)	2,005	1,871,213
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(b)	2,050	1,926,460
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(b)	2,175	2,057,425
3.84%, 04/25/25 (Call 04/27/24),
(1-day SOFR + 1.110%)(b)	1,880	1,851,438
3.88%, 08/01/25	1,732	1,687,642
4.00%, 04/01/24	2,016	1,993,065
4.00%, 01/22/25	2,260	2,202,265
4.13%, 01/22/24	2,306	2,289,732
4.20%, 08/26/24	1,280	1,260,598
4.25%, 10/22/26	2,175	2,101,297
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(b)	2,040	1,966,135
4.45%, 03/03/26	1,916	1,865,483
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(b)	1,895	1,869,107
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(b)	3,100	3,050,695
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(b)	1,555	1,537,554
Series L, 3.95%, 04/21/25	2,300	2,229,372
Series L, 4.18%, 11/25/27 (Call 11/25/26)	3,080	2,935,628
Security	Par (000)	Value

Banks (continued)
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(b)	$2,580	$2,326,977
Bank of Montreal
0.45%, 12/08/23(a)	772	758,126
0.63%, 07/09/24	1,210	1,153,745
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(b)	1,020	913,155
1.25%, 09/15/26	1,527	1,354,035
1.50%, 01/10/25	1,490	1,406,541
1.85%, 05/01/25	1,680	1,578,815
2.15%, 03/08/24	1,230	1,204,457
2.50%, 06/28/24	1,120	1,089,316
2.65%, 03/08/27	1,470	1,346,072
3.70%, 06/07/25	1,305	1,261,989
5.20%, 12/12/24	1,090	1,084,220
5.20%, 02/01/28 (Call 01/01/28)	750	749,977
5.30%, 06/05/26	460	460,481
Series E, 3.30%, 02/05/24(a)	877	865,787
Series H, 4.25%, 09/14/24	395	389,315
Series H, 4.70%, 09/14/27 (Call 08/14/27)	265	260,252
Bank of New York Mellon (The), 5.15%, 05/22/26	250	249,563
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	665	653,193
0.50%, 04/26/24 (Call 03/26/24)(a)	663	639,779
0.75%, 01/28/26 (Call 12/28/25)(a)	674	607,582
1.05%, 10/15/26 (Call 09/15/26)	565	498,582
1.60%, 04/24/25 (Call 03/24/25)	1,047	983,897
2.05%, 01/26/27 (Call 12/26/26)	935	845,963
2.10%, 10/24/24	1,105	1,061,856
2.45%, 08/17/26 (Call 05/17/26)	770	712,845
2.80%, 05/04/26 (Call 02/04/26)	705	664,711
3.25%, 09/11/24 (Call 08/11/24)(a)	590	574,540
3.25%, 05/16/27 (Call 02/16/27)	870	815,801
3.35%, 04/25/25 (Call 03/25/25)(a)	975	940,707
3.40%, 05/15/24 (Call 04/15/24)	488	478,970
3.40%, 01/29/28 (Call 10/29/27)(a)	50	46,711
3.85%, 04/28/28	25	23,948
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(b)	1,180	1,166,612
Series 12, 3.65%, 02/04/24 (Call 01/05/24)(a)	768	761,347
Series G, 3.00%, 02/24/25 (Call 01/24/25)	777	752,115
Series J, 0.85%, 10/25/24 (Call 09/25/24)	785	741,419
Bank of Nova Scotia (The)
0.40%, 09/15/23	505	501,703
0.55%, 09/15/23	812	807,245
0.65%, 07/31/24	1,205	1,145,872
0.70%, 04/15/24	1,415	1,368,697
1.05%, 03/02/26	1,172	1,051,869
1.30%, 06/11/25	1,212	1,123,291
1.30%, 09/15/26	1,185	1,050,378
1.35%, 06/24/26	1,395	1,245,614
1.45%, 01/10/25	1,175	1,107,883
1.95%, 02/02/27	1,055	944,120
2.20%, 02/03/25	1,485	1,413,049
2.44%, 03/11/24	1,045	1,024,266
2.70%, 08/03/26	345	320,452
2.95%, 03/11/27	980	907,185
3.40%, 02/11/24(a)	1,101	1,087,767
3.45%, 04/11/25	1,490	1,438,587
4.50%, 12/16/25	1,496	1,450,480

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.75%, 02/02/26	$635	$626,454
5.25%, 12/06/24	80	79,600
5.25%, 06/12/28	880	877,430
5.45%, 06/12/25	630	628,325
Barclays Bank PLC, 3.75%, 05/15/24(a)	825	811,148
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23),
(1-year CMT + 0.800%)(b)	1,800	1,766,569
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(b)	1,735	1,541,955
2.85%, 05/07/26 (Call 05/07/25),
(1-day SOFR + 2.714%)(b)	1,822	1,721,523
3.65%, 03/16/25	1,996	1,927,786
3.93%, 05/07/25 (Call 05/07/24),
(3-mo. LIBOR US + 1.610%)(b)	2,172	2,134,151
4.34%, 01/10/28 (Call 01/10/27)(a)	1,400	1,325,728
4.38%, 09/11/24	1,479	1,446,574
4.38%, 01/12/26	2,876	2,778,284
4.84%, 05/09/28 (Call 05/07/27)	2,025	1,883,205
5.20%, 05/12/26	1,797	1,746,459
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(b)	1,220	1,202,954
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(b)	2,500	2,488,173
7.33%, 11/02/26 (Call 11/02/25),
(1-year CMT + 3.050%)(b)	1,550	1,588,465
BNP Paribas SA, 4.25%, 10/15/24	378	370,357
BPCE SA
3.38%, 12/02/26	260	242,966
4.00%, 04/15/24	1,064	1,051,040
Canadian Imperial Bank of Commerce
0.50%, 12/14/23(a)	674	662,657
0.95%, 10/23/25	413	373,952
1.00%, 10/18/24(a)	575	544,702
1.25%, 06/22/26	702	626,042
2.25%, 01/28/25	903	860,211
3.10%, 04/02/24(a)	1,108	1,090,599
3.30%, 04/07/25	1,225	1,180,130
3.45%, 04/07/27	625	586,002
3.50%, 09/13/23	994	991,897
3.95%, 08/04/25	890	864,952
5.00%, 04/28/28	1,000	984,983
5.14%, 04/28/25	760	757,008
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)	1,985	1,966,478
Citigroup Inc.
0.78%, 10/30/24 (Call 09/30/23),
(1-day SOFR + 0.686%)(b)	1,461	1,441,271
0.98%, 05/01/25 (Call 05/01/24),
(1-day SOFR + 0.669%)(b)	2,300	2,214,100
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(b)	2,949	2,639,207
1.28%, 11/03/25 (Call 11/03/24),
(1-day SOFR + 0.528%)(b)	1,465	1,379,580
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(b)	3,055	2,721,536
2.01%, 01/25/26 (Call 01/25/25),
(1-day SOFR + 0.694%)(b)	2,340	2,207,228
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(b)	2,615	2,410,089
Security	Par (000)	Value

Banks (continued)
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(b)	$3,928	$3,765,019
3.20%, 10/21/26 (Call 07/21/26)	3,220	3,018,531
3.29%, 03/17/26 (Call 03/17/25),
(1-day SOFR + 1.528%)(b)	1,865	1,791,872
3.30%, 04/27/25	1,776	1,715,037
3.35%, 04/24/25 (Call 04/24/24),
(3-mo. SOFR + 1.158%)(b)	2,808	2,753,328
3.40%, 05/01/26	2,260	2,150,122
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(b)	2,500	2,337,244
3.70%, 01/12/26	2,437	2,343,039
3.75%, 06/16/24	1,021	1,003,975
3.88%, 10/25/23	733	730,803
3.88%, 03/26/25	1,378	1,335,991
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(b)	2,140	2,029,317
4.00%, 08/05/24	995	975,960
4.13%, 07/25/28	2,000	1,882,289
4.14%, 05/24/25 (Call 05/24/24),
(1-day SOFR + 1.372%)(b)	1,685	1,663,771
4.30%, 11/20/26	1,205	1,156,667
4.40%, 06/10/25	2,877	2,802,304
4.45%, 09/29/27	4,689	4,507,137
4.60%, 03/09/26	1,870	1,824,462
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(b)	1,545	1,508,361
5.50%, 09/13/25	1,771	1,759,840
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(b)	2,045	2,042,161
Citizens Bank NA, 2.25%, 04/28/25 (Call 03/28/25)	422	390,370
Citizens Bank NA/Providence RI
3.75%, 02/18/26 (Call 11/18/25)	470	436,446
4.12%, 05/23/25 (Call 05/23/24),
(1-day SOFR + 1.395%)(b)	730	703,209
6.06%, 10/24/25 (Call 10/24/24),
(1-day SOFR + 1.450%)(b)	635	614,564
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/27/26)(a)	183	167,194
Comerica Bank, 2.50%, 07/23/24(a)	428	409,040
Commonwealth Bank of Australia/New York NY
5.08%, 01/10/25	65	64,780
5.32%, 03/13/26	510	512,093
Cooperatieve Rabobank UA
3.75%, 07/21/26	1,076	1,015,415
4.38%, 08/04/25	1,204	1,168,997
4.63%, 12/01/23	105	104,546
5.50%, 07/18/25	500	500,934
Cooperatieve Rabobank UA/NY
0.38%, 01/12/24	355	347,551
1.38%, 01/10/25	1,075	1,014,308
3.38%, 05/21/25	1,170	1,131,334
3.88%, 08/22/24	350	343,740
5.00%, 01/13/25	260	258,493
Credit Suisse AG, 7.95%, 01/09/25	890	909,404
Credit Suisse AG/New York NY
0.50%, 02/02/24	955	927,305
0.52%, 08/09/23	1,190	1,188,899
1.25%, 08/07/26	1,345	1,170,419
2.95%, 04/09/25	1,436	1,357,994

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.63%, 09/09/24	$3,188	$3,093,807
3.70%, 02/21/25	2,195	2,108,663
4.75%, 08/09/24	1,125	1,105,425
5.00%, 07/09/27	1,216	1,172,381
7.50%, 02/15/28(a)	2,690	2,849,119
Deutsche Bank AG
4.50%, 04/01/25(a)	1,220	1,175,360
6.12%, 07/14/26 (Call 07/14/25),
(1-day SOFR + 3.190%)(a)(b)	1,215	1,210,624
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(b)	660	673,469
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	1,020	994,931
Deutsche Bank AG/New York NY
0.90%, 05/28/24	1,300	1,245,424
1.45%, 04/01/25 (Call 04/01/24),
(1-day SOFR + 1.131%)(a)(b)	655	631,134
1.69%, 03/19/26(a)	695	630,609
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(b)	1,500	1,360,258
2.22%, 09/18/24 (Call 09/18/23),
(1-day SOFR + 2.159%)(b)	1,568	1,556,894
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(b)	1,900	1,670,819
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(b)	1,380	1,213,686
3.70%, 05/30/24	1,019	998,402
3.96%, 11/26/25 (Call 11/26/24),
(1-day SOFR + 2.581%)(b)	1,991	1,920,430
4.16%, 05/13/25	315	306,610
Series E, 0.96%, 11/08/23	1,325	1,307,281
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	983	940,088
3.45%, 07/27/26 (Call 04/27/26)	780	719,522
4.20%, 08/08/23	1,148	1,147,718
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26),
(1-day SOFR + 0.685%)(b)	385	334,966
2.38%, 01/28/25 (Call 12/28/24)	994	942,756
2.55%, 05/05/27 (Call 04/05/27)	340	305,632
3.65%, 01/25/24 (Call 12/25/23)	1,859	1,837,358
3.95%, 03/14/28 (Call 02/14/28)	50	46,545
4.30%, 01/16/24 (Call 12/16/23)	533	528,599
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)(a)	720	638,881
3.85%, 03/15/26 (Call 02/15/26)	490	459,388
3.95%, 07/28/25 (Call 06/28/25)(a)	750	721,601
5.85%, 10/27/25 (Call 10/27/24),
(1-day SOFR + 1.230%)(b)	1,120	1,105,114
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23),
(1-day SOFR + 0.505%)(b)	2,105	2,091,606
0.86%, 02/12/26 (Call 02/12/25),
(1-day SOFR + 0.609%)(b)	885	821,098
0.93%, 10/21/24 (Call 10/21/23),
(1-day SOFR + 0.486%)(b)	2,580	2,548,487
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(b)	1,195	1,074,722
1.22%, 12/06/23 (Call 08/07/23)	510	501,947
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(b)	2,490	2,233,003
Security	Par (000)	Value

Banks (continued)
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(b)	$3,380	$2,982,329
1.76%, 01/24/25 (Call 01/24/24),
(1-day SOFR + 0.730%)(b)	2,185	2,136,989
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(b)	5,065	4,516,138
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(b)	3,370	3,051,718
3.00%, 03/15/24	2,045	2,010,437
3.27%, 09/29/25 (Call 09/29/24),
(3-mo. SOFR + 1.201%)(b)	2,816	2,731,648
3.50%, 01/23/25 (Call 10/23/24)	1,960	1,898,715
3.50%, 04/01/25 (Call 03/01/25)	3,718	3,588,325
3.50%, 11/16/26 (Call 11/16/25)	2,710	2,557,666
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(b)	3,690	3,467,696
3.63%, 02/20/24 (Call 01/20/24)(a)	2,244	2,218,000
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.510%)(b)	2,500	2,355,133
3.75%, 05/22/25 (Call 02/22/25)	2,506	2,424,485
3.75%, 02/25/26 (Call 11/25/25)	1,922	1,845,812
3.85%, 07/08/24 (Call 04/08/24)(a)	2,121	2,083,260
3.85%, 01/26/27 (Call 01/26/26)	4,060	3,876,019
4.00%, 03/03/24(a)	878	869,019
4.25%, 10/21/25	2,101	2,035,969
4.39%, 06/15/27 (Call 06/15/26),
(1-day SOFR + 1.510%)(b)	.815	793,639
5.70%, 11/01/24	1,145	1,144,378
5.95%, 01/15/27	855	868,441
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24),
(1-day SOFR + 0.708%)(b)	2,192	2,095,514
1.16%, 11/22/24 (Call 11/22/23),
(1-day SOFR + 0.580%)(a)(b)	1,425	1,402,009
1.59%, 05/24/27 (Call 05/24/26),
(1-day SOFR + 1.290%)(b)	2,045	1,821,590
1.65%, 04/18/26 (Call 04/18/25),
(1-day SOFR + 1.538%)(b)	2,236	2,074,051
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(a)(b)	2,200	2,048,914
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(b)	3,085	2,757,586
2.63%, 11/07/25 (Call 11/07/24),
(3-mo. SOFR + 1.402%)(b)	2,065	1,976,195
3.00%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 1.430%)(b)	275	262,543
3.80%, 03/11/25 (Call 03/11/24),
(3-mo. SOFR + 1.472%)(b)	2,752	2,713,418
3.90%, 05/25/26	2,745	2,624,134
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(b)	2,500	2,361,454
4.18%, 12/09/25 (Call 12/09/24),
(1-day SOFR + 1.510%)(b)	1,345	1,312,103
4.25%, 03/14/24	2,434	2,401,956
4.25%, 08/18/25	1,577	1,524,557
4.29%, 09/12/26 (Call 09/12/25),
(3-mo. SOFR + 1.609%)(b)	1,210	1,168,788
4.30%, 03/08/26	3,168	3,062,002
4.38%, 11/23/26	995	945,385

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(b)	$2,300	$2,215,383
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(b)	920	932,749
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(a)(b)	1,965	2,031,415
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(b)	1,025	1,083,697
HSBC USA Inc.
3.50%, 06/23/24	1,039	1,019,535
3.75%, 05/24/24(a)	1,430	1,405,677
5.63%, 03/17/25	890	890,181
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)(a)	822	794,545
4.00%, 05/15/25 (Call 04/15/25)(a)	525	506,301
Huntington National Bank (The)
3.55%, 10/06/23 (Call 09/06/23)(a)	785	780,529
4.01%, 05/16/25 (Call 05/16/24),
(1-day SOFR + 1.205%)(a)(b)	505	490,449
5.70%, 11/18/25 (Call 11/18/24),
(1-day SOFR + 1.215%)(b)	990	977,585
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(b)	760	681,522
3.55%, 04/09/24	822	812,200
3.87%, 03/28/26 (Call 03/28/25),
(1-day SOFR + 1.640%)(b)	900	867,758
3.95%, 03/29/27	1,345	1,283,284
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(b)	1,050	991,304
4.10%, 10/02/23	1,537	1,531,566
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	737	733,720
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24),
(1-day SOFR + 0.420%)(b)	940	912,658
0.65%, 09/16/24 (Call 09/16/23),
(3-mo. SOFR + 0.600%)(a)(b)	805	799,463
0.77%, 08/09/25 (Call 08/09/24),
(1-day SOFR + 0.490%)(b)	1,385	1,312,010
0.82%, 06/01/25 (Call 06/01/24),
(3-mo. SOFR + 1.540%)(b)	2,075	1,985,061
0.97%, 06/23/25 (Call 06/23/24),
(3-mo. SOFR + 1.580%)(b)	2,180	2,082,137
1.04%, 02/04/27 (Call 02/04/26),
(3-mo. SOFR + 0.695%)(b)	1,130	1,008,570
1.05%, 11/19/26 (Call 11/19/25),
(1-day SOFR + 0.800%)(a)(b)	1,655	1,495,198
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(b)	3,025	2,679,438
1.56%, 12/10/25 (Call 12/10/24),
(1-day SOFR + 0.605%)(b)	2,330	2,197,976
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(b)	3,400	3,061,534
2.01%, 03/13/26 (Call 03/13/25),
(3-mo. SOFR + 1.585%)(b)	2,342	2,211,135
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(b)	3,512	3,310,211
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(b)	1,400	1,247,568
Security	Par (000)	Value

Banks (continued)
2.30%, 10/15/25 (Call 10/15/24),
(1-day SOFR + 1.160%)(b)	$1,997	$1,913,321
2.60%, 02/24/26 (Call 02/24/25),
(1-day SOFR + 0.915%)(b)	1,515	1,447,309
2.95%, 10/01/26 (Call 07/01/26)	3,125	2,930,096
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(b)	1,945	1,791,684
3.13%, 01/23/25 (Call 10/23/24)	2,674	2,589,496
3.20%, 06/15/26 (Call 03/15/26)(a)	1,730	1,644,249
3.22%, 03/01/25 (Call 03/01/24),
(3-mo. SOFR + 1.417%)(b)	1,976	1,945,559
3.30%, 04/01/26 (Call 01/01/26)	2,725	2,598,670
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(b)	2,470	2,312,160
3.63%, 05/13/24(a)	1,904	1,874,949
3.63%, 12/01/27 (Call 12/01/26)(a)	1,075	1,014,972
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(b)	2,755	2,613,432
3.85%, 06/14/25 (Call 06/14/24),
(1-day SOFR + 0.980%)(b)	1,535	1,507,018
3.88%, 02/01/24	1,312	1,300,822
3.88%, 09/10/24	1,624	1,593,883
3.90%, 07/15/25 (Call 04/15/25)	2,665	2,600,954
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.506%)(b)	1,255	1,211,995
4.02%, 12/05/24 (Call 12/05/23),
(3-mo. SOFR + 1.262%)(b)	2,365	2,348,992
4.08%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.320%)(b)	1,842	1,798,228
4.13%, 12/15/26	845	814,730
4.25%, 10/01/27	225	217,991
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(b)	2,790	2,703,902
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(b)	4,675	4,609,468
5.55%, 12/15/25 (Call 12/15/24),
(1-day SOFR + 1.070%)(b)	3,070	3,064,511
7.63%, 10/15/26(a)	330	352,399
8.00%, 04/29/27(a)	100	110,454
KeyBank NA, 4.70%, 01/26/26 (Call 12/26/25)	320	305,858
KeyBank NA/Cleveland OH
3.30%, 06/01/25	820	769,028
3.40%, 05/20/26	460	412,762
4.15%, 08/08/25	1,045	995,287
5.53%, 06/14/24 (Call 08/31/23),
(1-day SOFR + 0.320%)(b)	350	343,219
5.85%, 11/15/27 (Call 10/16/27)(a)	1,250	1,224,778
KeyCorp
2.25%, 04/06/27(a)	545	472,476
3.88%, 05/23/25 (Call 05/23/24),
(1-day SOFR + 1.250%)(b)	505	475,531
4.10%, 04/30/28	70	63,722
4.15%, 10/29/25(a)	475	453,856
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(b)	815	723,875
2.44%, 02/05/26 (Call 02/05/25),
(1-year CMT + 1.000%)(b)	1,066	1,008,426
3.51%, 03/18/26 (Call 03/18/25),
(1-year CMT + 1.600%)(b)	1,140	1,093,489

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 01/11/27	$1,090	$1,031,365
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(b)	825	769,692
3.87%, 07/09/25 (Call 07/09/24),
(1-year CMT + 3.500%)(b)	1,593	1,558,966
3.90%, 03/12/24(a)	1,019	1,005,671
4.05%, 08/16/23	1,891	1,889,635
4.38%, 03/22/28	1,500	1,427,052
4.45%, 05/08/25	1,610	1,571,233
4.50%, 11/04/24	1,102	1,075,224
4.58%, 12/10/25	843	813,700
4.65%, 03/24/26	1,137	1,096,068
4.72%, 08/11/26 (Call 08/11/25),
(1-year CMT + 1.750%)(b)	1,490	1,460,615
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)(a)	500	475,628
3.40%, 08/17/27	50	44,118
4.65%, 01/27/26 (Call 12/27/25)	1,465	1,401,270
4.70%, 01/27/28 (Call 12/27/27)	1,820	1,740,602
5.40%, 11/21/25 (Call 10/21/25)	670	658,325
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23),
(1-year CMT + 0.680%)(b)	1,392	1,382,655
0.95%, 07/19/25 (Call 07/19/24),
(1-year CMT + 0.550%)(a)(b)	1,770	1,683,585
0.96%, 10/11/25 (Call 10/11/24),
(1-year CMT + 0.450%)(b)	665	624,802
1.41%, 07/17/25	1,689	1,556,633
1.54%, 07/20/27 (Call 07/20/26),
(1-year CMT + 0.750%)(b)	2,655	2,365,244
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(b)	625	552,421
2.19%, 02/25/25	2,557	2,423,591
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(b)	1,515	1,361,376
2.53%, 09/13/23	444	442,535
2.76%, 09/13/26(a)	162	148,918
2.80%, 07/18/24	1,065	1,035,664
3.29%, 07/25/27(a)	1,235	1,148,495
3.41%, 03/07/24	1,636	1,613,127
3.68%, 02/22/27	50	47,964
3.78%, 03/02/25	796	772,703
3.84%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.125%)(b)	470	454,054
3.85%, 03/01/26	2,353	2,257,895
3.96%, 03/02/28(a)	1,050	1,002,659
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(b)	1,425	1,354,648
4.79%, 07/18/25 (Call 07/18/24),
(1-year CMT + 1.700%)(b)	1,400	1,384,233
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(b)	1,275	1,251,062
5.06%, 09/12/25 (Call 09/12/24),
(1-year CMT + 1.550%)(b)	1,835	1,816,540
5.54%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.500%)(b)	430	428,355
5.72%, 02/20/26 (Call 02/20/25),
(1-year CMT + 1.080%)(b)	1,615	1,610,703
Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23),
(3-mo. SOFR + 0.872%)(a)(b)	$597	$593,731
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(b)	1,570	1,387,600
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(b)	767	680,019
2.23%, 05/25/26 (Call 05/25/25),
(3-mo. SOFR + 1.092%)(b)	850	793,249
2.56%, 09/13/25 (Call 09/13/24),
(3-mo. SOFR + 1.362%)(b)	645	619,154
2.65%, 05/22/26 (Call 05/22/25),
(1-year CMT + 0.900%)(b)	740	695,921
2.84%, 07/16/25 (Call 07/16/24),
(3-mo. SOFR + 1.242%)(a)(b)	405	392,218
2.84%, 09/13/26(a)	460	423,103
3.17%, 09/11/27	1,000	917,306
3.66%, 02/28/27	570	538,183
3.92%, 09/11/24 (Call 09/11/23),
(3-mo. SOFR + 1.262%)(a)(b)	1,028	1,025,352
4.02%, 03/05/28	1,000	945,695
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24),
(1-day SOFR + 0.509%)(b)	1,863	1,815,326
0.79%, 05/30/25 (Call 05/30/24),
(1-day SOFR + 0.525%)(b)	2,950	2,817,805
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(b)	2,150	1,923,835
1.16%, 10/21/25 (Call 10/21/24),
(1-day SOFR + 0.560%)(b)	2,920	2,746,870
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(b)	2,940	2,611,445
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(b)	3,415	3,064,366
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(b)	1,587	1,494,987
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(b)	2,015	1,823,831
2.63%, 02/18/26 (Call 02/18/25),
(1-day SOFR + 0.940%)(b)	1,060	1,009,722
2.72%, 07/22/25 (Call 07/22/24),
(1-day SOFR + 1.152%)(a)(b)	1,914	1,853,522
3.13%, 07/27/26	2,105	1,972,625
3.59%, 07/22/28 (Call 07/22/27),
(3-mo. LIBOR US + 1.340%)(b)	3,000	2,793,521
3.62%, 04/17/25 (Call 04/17/24),
(1-day SOFR + 1.160%)(b)	1,660	1,632,695
3.63%, 01/20/27	3,860	3,663,408
3.70%, 10/23/24	3,601	3,519,499
3.88%, 01/27/26	2,335	2,251,993
3.95%, 04/23/27	3,655	3,472,781
4.00%, 07/23/25	3,649	3,555,459
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(b)	3,090	2,969,343
4.35%, 09/08/26	2,455	2,373,146
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(b)	2,395	2,350,424
5.00%, 11/24/25	2,390	2,363,667
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(b)	1,105	1,093,880

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.79%, 01/25/24 (Call 12/25/23),
(1-day SOFR + 0.455%)(b)	$40	$39,937
6.14%, 10/16/26 (Call 10/16/25),
(1-day SOFR + 1.770%)(b)	110	111,414
6.25%, 08/09/26	1,005	1,028,798
Series F, 3.88%, 04/29/24	3,357	3,314,428
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(1-day SOFR + 0.745%)(b)	1,994	1,871,391
Morgan Stanley Bank NA
4.75%, 04/21/26	500	493,870
5.48%, 07/16/25	980	981,820
National Australia Bank Ltd.
3.91%, 06/09/27	880	845,388
4.90%, 06/13/28	1,000	991,912
4.94%, 01/12/28	490	488,277
4.97%, 01/12/26	290	289,005
5.20%, 05/13/25	590	589,437
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	850	791,349
3.38%, 01/14/26	1,035	993,678
3.50%, 06/09/25(a)	505	489,248
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23),
(1-year CMT + 0.400%)(a)(b)	595	585,455
0.75%, 08/06/24	340	323,364
3.75%, 06/09/25 (Call 06/09/24),
(1-day SOFR + 1.009%)(b)	245	240,223
5.25%, 01/17/25	550	547,855
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(b)	1,100	974,531
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(b)	900	813,422
4.27%, 03/22/25 (Call 03/22/24),
(3-mo. LIBOR US + 1.762%)(b)	2,656	2,623,295
4.80%, 04/05/26	1,338	1,303,445
5.85%, 03/02/27 (Call 03/02/26),
(1-year CMT + 1.350%)(b)	1,100	1,094,365
6.00%, 12/19/23	90	89,848
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(b)	1,660	1,711,513
Northern Trust Corp.
3.95%, 10/30/25(a)	425	411,262
4.00%, 05/10/27 (Call 04/10/27)	895	866,302
PNC Bank NA
2.95%, 02/23/25 (Call 01/24/25)	915	877,537
3.10%, 10/25/27 (Call 09/25/27)	1,035	951,269
3.25%, 06/01/25 (Call 05/02/25)	1,067	1,021,559
3.25%, 01/22/28 (Call 12/23/27)	900	828,786
3.30%, 10/30/24 (Call 09/30/24)(a)	781	759,050
3.88%, 04/10/25 (Call 03/10/25)	740	713,787
4.05%, 07/26/28	1,200	1,108,597
4.20%, 11/01/25 (Call 10/02/25)	340	326,669
2.50%, 08/27/24 (Call 07/27/24)	896	865,658
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(a)	740	656,055
2.20%, 11/01/24 (Call 10/02/24)	873	836,011
2.60%, 07/23/26 (Call 05/23/26)	675	626,214
3.15%, 05/19/27 (Call 04/19/27)	740	689,326
3.50%, 01/23/24 (Call 12/23/23)	1,257	1,244,528
Security	Par (000)	Value

Banks (continued)
3.90%, 04/29/24 (Call 03/29/24)(a)	$1,185	$1,165,516
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(b)	1,250	1,218,210
5.67%, 10/28/25 (Call 10/28/24),
(1-day SOFR + 1.090%)(b)	850	846,553
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(b)	832	832,927
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	54	50,682
Royal Bank of Canada
0.43%, 01/19/24(a)	884	864,880
0.50%, 10/26/23(a)	822	813,150
0.65%, 07/29/24	1,050	999,052
0.75%, 10/07/24	1,165	1,100,105
0.88%, 01/20/26	1,244	1,116,126
1.15%, 06/10/25	1,731	1,600,874
1.15%, 07/14/26	787	702,985
1.20%, 04/27/26	1,757	1,573,649
1.40%, 11/02/26	905	802,322
1.60%, 01/21/25	830	784,574
2.05%, 01/21/27(a)	609	549,557
2.25%, 11/01/24	1,649	1,583,924
2.55%, 07/16/24	1,333	1,293,341
3.38%, 04/14/25	1,570	1,515,793
3.63%, 05/04/27	1,225	1,159,060
3.97%, 07/26/24	1,520	1,493,898
4.24%, 08/03/27	1,180	1,140,615
4.65%, 01/27/26	1,624	1,595,068
4.88%, 01/12/26	955	939,750
4.90%, 01/12/28(a)	900	889,236
4.95%, 04/25/25	750	742,371
5.20%, 07/20/26	800	799,604
5.20%, 08/01/28	800	798,122
5.66%, 10/25/24	540	540,266
6.00%, 11/01/27(a)	1,405	1,447,330
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(b)	1,045	909,225
3.24%, 10/05/26 (Call 08/05/26)	500	458,185
3.45%, 06/02/25 (Call 05/02/25)	923	879,133
3.50%, 06/07/24 (Call 05/07/24)	1,150	1,123,006
4.26%, 06/09/25 (Call 06/09/24),
(1-day SOFR + 1.380%)(b)	390	378,203
4.40%, 07/13/27 (Call 04/14/27)	955	907,331
4.50%, 07/17/25 (Call 04/17/25)(a)	1,041	1,011,267
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(b)	365	362,584
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24),
(1-day SOFR + 0.787%)(b)	580	559,121
1.53%, 08/21/26 (Call 08/21/25),
(1-year CMT + 1.250%)(b)	847	763,928
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(a)(b)	1,155	1,011,768
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(b)	1,145	1,006,903
4.80%, 11/15/24 (Call 11/15/23),
(3-mo. LIBOR US + 1.570%)(b)	981	976,076
6.83%, 11/21/26 (Call 11/21/25),
(1-day SOFR + 2.749%)(b)	355	360,292

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Santander UK PLC, 4.00%, 03/13/24(a)	$1,182	$1,169,270
State Street Corp.
2.65%, 05/19/26(a)	270	252,512
3.30%, 12/16/24	1,278	1,242,146
3.55%, 08/18/25	1,071	1,037,432
3.70%, 11/20/23	756	752,604
5.10%, 05/18/26 (Call 05/18/25),
(1-day SOFR + 1.130%)(b)	300	297,705
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24(a)	1,020	998,102
3.65%, 07/23/25(a)	40	38,415
3.95%, 01/10/24	650	644,726
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	420	409,999
0.95%, 01/12/26	1,384	1,239,998
1.40%, 09/17/26	2,140	1,890,115
1.47%, 07/08/25	2,745	2,534,057
2.17%, 01/14/27	705	630,956
2.35%, 01/15/25	1,549	1,474,941
2.45%, 09/27/24	1,350	1,299,028
2.63%, 07/14/26	2,420	2,237,628
2.70%, 07/16/24	2,545	2,470,724
3.01%, 10/19/26	1,000	927,831
3.35%, 10/18/27	440	405,783
3.36%, 07/12/27	1,655	1,544,535
3.45%, 01/11/27	1,415	1,327,092
3.54%, 01/17/28	820	758,844
3.78%, 03/09/26	1,805	1,728,871
5.46%, 01/13/26	510	505,138
5.52%, 01/13/28	2,410	2,424,181
5.80%, 07/13/28	600	609,337
5.88%, 07/13/26(a)	600	606,282
Svenska Handelsbanken AB, 3.90%, 11/20/23	1,206	1,200,103
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	795	766,148
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	925	878,365
Toronto-Dominion Bank (The)
0.55%, 03/04/24	692	671,415
0.70%, 09/10/24	835	790,552
0.75%, 09/11/25	835	759,174
0.75%, 01/06/26	1,154	1,034,241
1.15%, 06/12/25	1,006	930,749
1.20%, 06/03/26	1,315	1,173,218
1.25%, 12/13/24	585	552,402
1.25%, 09/10/26	1,450	1,284,927
1.45%, 01/10/25	770	726,171
1.95%, 01/12/27(a)	750	675,863
2.35%, 03/08/24	1,590	1,558,222
2.65%, 06/12/24	1,591	1,549,156
2.80%, 03/10/27	1,100	1,011,045
3.25%, 03/11/24	1,250	1,231,296
3.77%, 06/06/25	1,620	1,573,330
4.11%, 06/08/27	1,475	1,418,098
4.29%, 09/13/24	1,525	1,499,976
4.69%, 09/15/27	1,710	1,673,386
5.10%, 01/09/26	685	682,429
5.16%, 01/10/28	1,420	1,412,450
5.52%, 07/17/28	825	832,962
5.53%, 07/17/26	825	828,580
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	1,480	1,380,250
Security	Par (000)	Value

Banks (continued)
2.15%, 12/06/24 (Call 11/05/24)	$1,482	$1,411,948
3.20%, 04/01/24 (Call 03/01/24)(a)	1,827	1,795,961
3.30%, 05/15/26 (Call 04/15/26)	715	664,951
3.63%, 09/16/25 (Call 08/16/25)	1,320	1,251,084
3.80%, 10/30/26 (Call 09/30/26)	770	714,205
4.05%, 11/03/25 (Call 09/03/25)	523	504,512
5.63%, 08/02/24 (Call 08/02/23),
(3-mo. LIBOR US + 0.735%)(a)(b)	1,012	1,012,000
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	40	33,957
1.20%, 08/05/25 (Call 07/03/25)(a)	736	674,564
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(a)(b)	1,148	1,023,018
2.50%, 08/01/24 (Call 07/01/24)	1,553	1,502,493
2.85%, 10/26/24 (Call 09/26/24)	1,516	1,462,440
3.70%, 06/05/25 (Call 05/05/25)	1,217	1,171,775
3.75%, 12/06/23 (Call 11/06/23)(a)	557	553,721
4.00%, 05/01/25 (Call 03/01/25)	1,052	1,022,493
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(a)(b)	850	804,212
4.26%, 07/28/26 (Call 07/28/25),
(1-day SOFR + 1.456%)(a)(b)	1,545	1,498,332
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(b)	725	701,119
5.90%, 10/28/26 (Call 10/28/25),
(1-day SOFR + 1.626%)(a)(b)	870	869,696
6.05%, 06/08/27	715	717,144
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	1,680	1,571,409
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(b)	1,985	1,775,013
2.40%, 07/30/24 (Call 06/28/24)(a)	1,459	1,413,413
3.10%, 04/27/26 (Call 03/27/26)(a)	975	917,156
3.38%, 02/05/24 (Call 01/05/24)(a)	1,585	1,570,300
3.60%, 09/11/24 (Call 08/11/24)	1,176	1,151,146
3.70%, 01/30/24 (Call 12/29/23)(a)	600	595,373
3.90%, 04/26/28 (Call 03/24/28)	1,000	945,751
3.95%, 11/17/25 (Call 10/17/25)	635	615,845
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(b)	1,500	1,442,687
5.73%, 10/21/26 (Call 10/21/25),
(1-day SOFR + 1.430%)(b)	1,115	1,118,700
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	839	776,363
Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,400	1,301,217
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(a)	811	770,096
2.80%, 01/27/25 (Call 12/27/24)	1,203	1,152,636
UBS Group AG
3.75%, 03/26/25	2,279	2,208,251
4.55%, 04/17/26	1,885	1,828,784
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24),
(1-day SOFR + 0.510%)(a)(b)	1,280	1,227,174
2.16%, 02/11/26 (Call 02/11/25),
(3-mo. SOFR + 1.012%)(b)	3,786	3,584,197
2.19%, 04/30/26 (Call 04/30/25),
(1-day SOFR + 2.000%)(b)	3,583	3,372,378
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(b)	3,900	3,492,656

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.41%, 10/30/25 (Call 10/30/24),
(3-mo. SOFR + 1.086%)(b)	$3,664	$3,510,399
3.00%, 02/19/25	2,876	2,768,014
3.00%, 04/22/26	4,503	4,241,918
3.00%, 10/23/26	2,615	2,439,310
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(b)	3,175	2,972,435
3.30%, 09/09/24	1,586	1,549,370
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(b)	4,435	4,144,596
3.55%, 09/29/25	2,360	2,269,087
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(b)	2,930	2,737,040
3.75%, 01/24/24 (Call 12/22/23)	3,258	3,226,780
3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(b)	3,145	3,047,018
4.10%, 06/03/26	2,072	1,989,467
4.30%, 07/22/27	1,800	1,732,751
4.48%, 01/16/24	613	609,673
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(b)	2,735	2,677,257
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(b)	3,125	3,050,212
Westpac Banking Corp.
1.02%, 11/18/24	1,240	1,172,300
1.15%, 06/03/26	1,355	1,212,605
2.35%, 02/19/25	1,261	1,205,660
2.70%, 08/19/26	845	787,858
2.85%, 05/13/26(a)	1,430	1,349,664
3.30%, 02/26/24(a)	1,412	1,397,775
3.35%, 03/08/27(a)	850	803,590
3.40%, 01/25/28(a)	1,150	1,084,125
3.74%, 08/26/25	355	344,518
4.04%, 08/26/27(a)	1,130	1,098,864
5.35%, 10/18/24	130	129,824
5.46%, 11/18/27	1,230	1,252,410
		844,155,420
Beverages — 1.5%
Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	3,804	3,684,597
4.00%, 04/13/28 (Call 01/13/28)	2,450	2,362,734
Coca-Cola Co. (The)
1.00%, 03/15/28	1,290	1,110,329
1.45%, 06/01/27	1,320	1,179,882
1.50%, 03/05/28	750	660,321
1.75%, 09/06/24	1,441	1,392,515
2.90%, 05/25/27	410	386,969
3.38%, 03/25/27	1,450	1,402,753
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	455	431,311
3.60%, 05/09/24	405	398,849
3.60%, 02/15/28 (Call 11/15/27)	10	9,388
3.70%, 12/06/26 (Call 09/06/26)	559	534,800
4.35%, 05/09/27 (Call 04/09/27)	715	698,211
4.40%, 11/15/25 (Call 09/15/25)	824	809,449
5.00%, 02/02/26 (Call 02/02/24)	510	504,577
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	1,020	943,593
2.13%, 10/24/24 (Call 09/24/24)	892	856,296
3.50%, 09/18/23 (Call 08/31/23)	692	690,749
Security	Par (000)	Value

Beverages (continued)
5.20%, 10/24/25	$580	$581,956
5.30%, 10/24/27 (Call 09/24/27)	800	813,819
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 08/11/23)	1,480	1,436,626
3.13%, 12/15/23 (Call 10/15/23)(a)	600	594,530
3.40%, 11/15/25 (Call 08/15/25)	657	631,507
4.42%, 05/25/25 (Call 03/25/25)	862	847,564
4.60%, 05/25/28 (Call 02/25/28)(a)	1,010	990,634
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	2,185	2,055,115
PepsiCo Inc.
0.40%, 10/07/23	655	649,163
2.25%, 03/19/25 (Call 02/19/25)	1,219	1,165,922
2.38%, 10/06/26 (Call 07/06/26)	540	507,418
2.63%, 03/19/27 (Call 01/19/27)	1,250	1,170,766
2.75%, 04/30/25 (Call 01/30/25)	771	741,090
2.85%, 02/24/26 (Call 11/24/25)	595	568,552
3.00%, 10/15/27 (Call 07/15/27)	100	94,666
3.50%, 07/17/25 (Call 04/17/25)	553	538,682
3.60%, 03/01/24 (Call 12/01/23)(a)	1,099	1,088,153
3.60%, 02/18/28 (Call 01/18/28)(a)	1,385	1,337,086
4.45%, 05/15/28 (Call 04/15/28)(a)	890	893,056
4.55%, 02/13/26 (Call 01/13/26)(a)	900	896,881
		35,660,509
Biotechnology — 1.1%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	621	588,092
2.20%, 02/21/27 (Call 12/21/26)	1,852	1,681,696
2.60%, 08/19/26 (Call 05/19/26)	1,310	1,217,624
3.13%, 05/01/25 (Call 02/01/25)	908	872,780
3.20%, 11/02/27 (Call 08/02/27)	45	42,017
3.63%, 05/22/24 (Call 02/22/24)(a)	1,355	1,332,347
5.15%, 03/02/28 (Call 02/02/28)	4,385	4,387,450
5.25%, 03/02/25	2,005	2,000,558
5.51%, 03/02/26 (Call 03/02/24)	1,910	1,908,630
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	1,063	1,034,781
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	1,820	1,766,975
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	395	342,072
2.95%, 03/01/27 (Call 12/01/26)	1,355	1,270,781
3.50%, 02/01/25 (Call 11/01/24)	1,442	1,405,649
3.65%, 03/01/26 (Call 12/01/25)	3,078	2,968,576
3.70%, 04/01/24 (Call 01/01/24)	1,333	1,316,787
Illumina Inc.
5.75%, 12/13/27 (Call 11/13/27)	315	315,988
5.80%, 12/12/25 (Call 11/12/25)	390	390,942
Royalty Pharma PLC
0.75%, 09/02/23	1,264	1,257,521
1.20%, 09/02/25 (Call 08/02/25)	1,177	1,070,313
1.75%, 09/02/27 (Call 07/02/27)(a)	790	686,531
		27,858,110
Building Materials — 0.2%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	1,496	1,419,957
2.49%, 02/15/27 (Call 12/15/26)	525	479,219
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/31/23)(a)	693	690,409
4.00%, 06/15/25 (Call 03/15/25)	770	746,698

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	$30	$28,104
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)(a)	57	48,807
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	934	910,117
Vulcan Materials Co., 5.80%, 03/01/26 (Call 03/01/24)(a)	40	40,032
		4,363,343
Chemicals — 1.0%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	796	738,419
1.85%, 05/15/27 (Call 03/15/27)	700	631,636
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	1,065	1,035,148
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	427	420,919
5.90%, 07/05/24	1,690	1,686,958
6.05%, 03/15/25	1,660	1,659,210
6.17%, 07/15/27 (Call 06/15/27)	2,320	2,333,396
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/15/25)	2,035	1,998,919
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	836	812,719
Ecolab Inc.
0.90%, 12/15/23 (Call 08/11/23)	165	162,401
1.65%, 02/01/27 (Call 01/01/27)	860	772,470
2.70%, 11/01/26 (Call 08/01/26)	515	485,028
5.25%, 01/15/28 (Call 12/15/27)	835	850,333
EIDP Inc., 1.70%, 07/15/25 (Call 06/15/25)	1,068	995,785
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	205	189,981
5.15%, 05/18/26	550	544,455
Linde Inc./CT
3.20%, 01/30/26 (Call 10/30/25)	853	820,170
4.70%, 12/05/25 (Call 11/05/25)	740	735,676
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	175	165,429
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	778	777,646
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/31/23)	326	324,454
Nutrien Ltd.
4.90%, 03/27/28 (Call 02/27/28)	885	871,288
5.90%, 11/07/24	250	250,705
5.95%, 11/07/25	160	161,943
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	1,062	955,796
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	452	443,109
3.45%, 06/01/27 (Call 03/01/27)	1,880	1,779,819
4.05%, 08/08/24	565	556,034
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	940	888,296
		24,048,142
Commercial Services — 0.8%
Automatic Data Processing Inc.
1.70%, 05/15/28 (Call 03/15/28)	950	832,838
3.38%, 09/15/25 (Call 06/15/25)	1,216	1,178,365
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	340	328,058
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	535	512,307
5.10%, 12/15/27 (Call 11/15/27)	740	734,579
5.10%, 06/01/28	540	531,528
Security	Par (000)	Value

Commercial Services (continued)
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	$1,301	$1,163,079
1.50%, 11/15/24 (Call 10/15/24)	365	344,971
2.15%, 01/15/27 (Call 12/15/26)	855	764,005
2.65%, 02/15/25 (Call 01/15/25)	982	936,239
4.80%, 04/01/26 (Call 01/01/26)	766	752,514
4.95%, 08/15/27 (Call 07/15/27)	475	466,002
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)	120	112,211
3.75%, 03/24/25 (Call 02/24/25)	962	937,157
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	1,171	1,098,536
2.40%, 10/01/24 (Call 09/01/24)	1,420	1,370,951
2.65%, 10/01/26 (Call 08/01/26)	1,585	1,475,071
3.90%, 06/01/27 (Call 05/01/27)(a)	435	421,772
Quanta Services Inc., 0.95%, 10/01/24 (Call 08/31/23)	1,820	1,720,202
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)	1,400	1,292,247
2.95%, 01/22/27 (Call 10/22/26)(a)	650	612,221
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	1,133	1,104,524
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	531	494,631
		19,184,008
Computers — 2.7%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,588	1,456,129
0.70%, 02/08/26 (Call 01/08/26)	1,395	1,260,583
1.13%, 05/11/25 (Call 04/11/25)	2,537	2,374,836
1.80%, 09/11/24 (Call 08/11/24)	632	610,159
2.05%, 09/11/26 (Call 07/11/26)	1,750	1,617,494
2.45%, 08/04/26 (Call 05/04/26)	2,345	2,197,641
2.50%, 02/09/25	1,705	1,640,549
2.75%, 01/13/25 (Call 11/13/24)(a)	1,808	1,749,878
2.85%, 05/11/24 (Call 03/11/24)(a)	980	963,574
2.90%, 09/12/27 (Call 06/12/27)	1,320	1,241,193
3.00%, 02/09/24 (Call 12/09/23)	1,569	1,550,098
3.00%, 06/20/27 (Call 03/20/27)(a)	585	554,392
3.00%, 11/13/27 (Call 08/13/27)	450	423,718
3.20%, 05/13/25	1,145	1,110,581
3.20%, 05/11/27 (Call 02/11/27)	1,955	1,868,434
3.25%, 02/23/26 (Call 11/23/25)	4,135	3,989,910
3.35%, 02/09/27 (Call 11/09/26)	2,805	2,692,436
3.45%, 05/06/24(a)	1,843	1,820,851
4.00%, 05/10/28(a)	900	884,316
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)	1,413	1,388,693
4.90%, 10/01/26 (Call 08/01/26)	2,180	2,155,992
5.25%, 02/01/28 (Call 01/01/28)(a)	915	915,485
5.85%, 07/15/25 (Call 06/15/25)(a)	1,115	1,121,003
6.02%, 06/15/26 (Call 03/15/26)	2,587	2,623,376
6.10%, 07/15/27 (Call 05/15/27)(a)	445	458,638
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	800	703,113
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	803	718,587
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	868	845,200
1.75%, 04/01/26 (Call 03/01/26)	885	807,225
4.90%, 10/15/25 (Call 07/15/25)	2,565	2,533,231
5.25%, 07/01/28	330	328,257
5.90%, 10/01/24	1,880	1,882,217

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	$1,077	$972,174
2.20%, 06/17/25 (Call 05/17/25)	1,411	1,329,001
3.00%, 06/17/27 (Call 04/17/27)(a)	655	606,293
4.75%, 01/15/28 (Call 12/15/27)	900	884,535
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,495	1,326,845
2.20%, 02/09/27 (Call 01/09/27)	430	391,442
3.00%, 05/15/24	1,743	1,710,338
3.30%, 05/15/26	2,940	2,806,683
3.30%, 01/27/27	617	584,544
3.45%, 02/19/26	1,414	1,359,230
3.63%, 02/12/24	1,853	1,837,838
4.00%, 07/27/25	1,010	989,306
4.15%, 07/27/27 (Call 06/27/27)	790	769,945
4.50%, 02/06/26(a)	890	877,974
4.50%, 02/06/28 (Call 01/06/28)(a)	910	893,690
7.00%, 10/30/25	355	369,690
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)	620	539,730
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	665	639,059
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	936	874,570
2.38%, 06/22/27 (Call 04/22/27)(a)	520	472,137
		66,722,813
Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.
3.10%, 08/15/25	290	279,889
3.10%, 08/15/27 (Call 07/15/27)	440	419,667
3.25%, 03/15/24	752	744,096
4.60%, 03/01/28 (Call 02/01/28)	542	542,810
4.80%, 03/02/26	267	268,098
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)(a)	931	890,067
3.15%, 03/15/27 (Call 12/15/26)	230	219,216
4.38%, 05/15/28 (Call 04/15/28)	250	246,093
GSK Consumer Healthcare Capital U.S. LLC
3.02%, 03/24/24 (Call 08/16/23)	540	531,442
3.38%, 03/24/27 (Call 02/24/27)	2,155	2,028,334
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25	1,935	1,859,093
Kenvue Inc.
5.05%, 03/22/28 (Call 02/22/28)(c)	960	968,445
5.35%, 03/22/26 (Call 02/22/26)(c)	965	972,495
5.50%, 03/22/25(c)	1,135	1,140,393
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,297	1,177,137
1.00%, 04/23/26(a)	947	857,810
1.90%, 02/01/27	635	583,408
2.45%, 11/03/26	620	580,454
2.70%, 02/02/26	860	819,552
2.80%, 03/25/27	1,320	1,241,606
2.85%, 08/11/27	205	192,019
3.10%, 08/15/23(a)	319	318,767
3.95%, 01/26/28	450	442,790
4.10%, 01/26/26(a)	450	440,734
Unilever Capital Corp.
0.63%, 08/12/24 (Call 08/16/23)	650	618,741
2.00%, 07/28/26	145	134,243
2.60%, 05/05/24 (Call 03/05/24)	1,373	1,347,172
2.90%, 05/05/27 (Call 02/05/27)	1,305	1,224,472
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.10%, 07/30/25	$890	$859,302
3.25%, 03/07/24 (Call 02/07/24)	901	891,342
3.50%, 03/22/28 (Call 12/22/27)	1,010	969,255
		23,808,942
Distribution & Wholesale — 0.1%
LKQ Corp., 5.75%, 06/15/28 (Call 05/15/28)(c)	745	740,755
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	896	850,528
		1,591,283
Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.15%, 10/29/23	1,755	1,735,230
1.65%, 10/29/24 (Call 09/29/24)	795	751,383
1.75%, 01/30/26 (Call 12/30/25)	1,150	1,039,161
2.45%, 10/29/26 (Call 09/29/26)	4,295	3,862,932
2.88%, 08/14/24 (Call 07/14/24)(a)	1,393	1,346,488
3.15%, 02/15/24 (Call 01/15/24)	1,157	1,138,835
3.50%, 01/15/25 (Call 11/15/24)	1,119	1,080,486
3.65%, 07/21/27 (Call 04/21/27)	610	563,594
3.88%, 01/23/28 (Call 10/23/27)	500	463,517
4.45%, 10/01/25 (Call 08/01/25)	525	508,962
4.45%, 04/03/26 (Call 02/03/26)	665	639,918
4.50%, 09/15/23 (Call 08/16/23)(a)	339	338,288
4.63%, 10/15/27 (Call 08/15/27)	500	477,216
4.88%, 01/16/24 (Call 12/16/23)	1,021	1,016,960
5.75%, 06/06/28 (Call 05/06/28)(a)	1,015	1,008,003
6.50%, 07/15/25 (Call 06/15/25)	1,572	1,585,184
Series 3NC1, 1.75%, 10/29/24 (Call 08/31/23)	1,410	1,335,245
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	859	835,325
0.80%, 08/18/24 (Call 07/18/24)	545	516,720
1.88%, 08/15/26 (Call 07/15/26)	1,727	1,547,267
2.20%, 01/15/27 (Call 12/15/26)	865	775,435
2.30%, 02/01/25 (Call 01/01/25)(a)	744	704,042
2.88%, 01/15/26 (Call 12/15/25)(a)	1,600	1,496,562
3.00%, 09/15/23 (Call 08/31/23)	382	380,667
3.25%, 03/01/25 (Call 01/01/25)	740	709,068
3.38%, 07/01/25 (Call 06/01/25)	793	756,690
3.63%, 04/01/27 (Call 01/01/27)	348	324,716
3.63%, 12/01/27 (Call 09/01/27)(a)	20	18,529
3.75%, 06/01/26 (Call 04/01/26)	765	729,850
4.25%, 02/01/24 (Call 01/01/24)(a)	822	815,251
4.25%, 09/15/24 (Call 06/15/24)	537	527,309
5.30%, 02/01/28 (Call 01/01/28)	370	365,582
5.85%, 12/15/27 (Call 11/15/27)	820	826,809
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	525	516,351
4.25%, 06/15/26 (Call 04/15/26)	915	867,063
4.40%, 09/25/23 (Call 08/25/23)(a)	135	134,568
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	1,162	1,150,235
3.88%, 05/21/24 (Call 04/21/24)	620	607,290
4.63%, 03/30/25	491	475,434
4.75%, 06/09/27 (Call 05/09/27)(a)	605	570,364
5.13%, 09/30/24	620	611,091
5.80%, 05/01/25 (Call 04/01/25)(a)	671	661,242
7.10%, 11/15/27 (Call 10/15/27)(a)	835	850,235
American Express Co.
0.75%, 11/03/23(a)	355	350,700

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
1.65%, 11/04/26 (Call 10/04/26)	$1,072	$959,372
2.25%, 03/04/25 (Call 02/01/25)	1,040	988,145
2.50%, 07/30/24 (Call 06/30/24)	1,830	1,774,221
2.55%, 03/04/27 (Call 02/01/27)	1,800	1,645,426
3.00%, 10/30/24 (Call 09/29/24)	815	790,938
3.13%, 05/20/26 (Call 04/20/26)	805	764,767
3.30%, 05/03/27 (Call 04/03/27)	1,825	1,711,392
3.38%, 05/03/24	1,895	1,863,948
3.40%, 02/22/24 (Call 01/22/24)	847	836,310
3.63%, 12/05/24 (Call 11/04/24)	645	628,250
3.95%, 08/01/25 (Call 07/01/25)	2,150	2,085,663
4.20%, 11/06/25 (Call 10/06/25)	660	644,064
4.90%, 02/13/26 (Call 01/13/26)	1,190	1,181,590
4.99%, 05/01/26	2,190	2,166,486
5.39%, 07/28/27 (Call 07/28/26),
(1-day SOFR + 0.970%)(b)	325	324,631
5.85%, 11/05/27 (Call 10/05/27)	1,745	1,792,704
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	385	360,078
3.00%, 04/02/25 (Call 03/02/25)	652	626,197
3.70%, 10/15/24	693	677,045
4.00%, 10/15/23	931	928,934
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	830	777,114
4.00%, 04/01/24 (Call 02/01/24)	242	240,098
4.25%, 06/02/26 (Call 03/02/26)	330	319,082
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	898	861,192
3.30%, 10/30/24 (Call 09/30/24)	1,344	1,299,403
3.65%, 05/11/27 (Call 04/11/27)(a)	1,070	999,290
3.75%, 04/24/24 (Call 03/24/24)	864	849,473
3.75%, 07/28/26 (Call 06/28/26)	961	905,973
3.75%, 03/09/27 (Call 02/09/27)	1,395	1,305,964
3.80%, 01/31/28 (Call 12/31/27)	1,680	1,560,336
3.90%, 01/29/24 (Call 12/29/23)(a)	1,234	1,225,685
4.20%, 10/29/25 (Call 09/29/25)	893	858,229
4.25%, 04/30/25 (Call 03/31/25)(a)	616	597,384
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	495	474,698
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)(a)	1,663	1,617,015
0.90%, 03/11/26 (Call 02/11/26)	1,405	1,249,284
1.15%, 05/13/26 (Call 04/13/26)(a)	1,149	1,021,989
2.00%, 03/20/28 (Call 01/20/28)	1,260	1,092,489
2.45%, 03/03/27 (Call 02/03/27)	1,460	1,321,795
3.20%, 03/02/27 (Call 12/02/26)	305	282,010
3.20%, 01/25/28 (Call 10/25/27)	730	668,860
3.30%, 04/01/27 (Call 01/01/27)	190	177,964
3.55%, 02/01/24 (Call 01/01/24)	646	640,601
3.85%, 05/21/25 (Call 03/21/25)	901	874,543
4.20%, 03/24/25 (Call 02/24/25)	748	732,575
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	1,091	1,055,526
3.75%, 06/15/28 (Call 03/15/28)	505	486,123
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	210	201,195
3.95%, 11/06/24 (Call 08/06/24)	795	773,985
4.10%, 02/09/27 (Call 11/09/26)	825	767,972
4.50%, 01/30/26 (Call 11/30/25)(a)	180	173,433
Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)(a)	$80	$74,821
3.65%, 05/23/25(a)	1,180	1,152,718
3.75%, 12/01/25 (Call 09/01/25)	1,140	1,107,367
4.00%, 09/15/27 (Call 08/15/27)(a)	2,645	2,563,358
Invesco Finance PLC
3.75%, 01/15/26	525	507,045
4.00%, 01/30/24(a)	881	875,436
Jefferies Financial Group Inc.
4.85%, 01/15/27	965	943,098
5.88%, 07/21/28	655	653,173
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	982	935,826
2.95%, 11/21/26 (Call 08/21/26)	870	822,472
3.30%, 03/26/27 (Call 01/26/27)	1,190	1,138,039
3.38%, 04/01/24	1,013	1,002,224
3.50%, 02/26/28 (Call 11/26/27)	10	9,569
4.88%, 03/09/28 (Call 02/09/28)	815	823,844
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	413	398,898
5.35%, 06/28/28	805	806,562
5.65%, 06/28/25	165	165,407
Nomura Holdings Inc.
1.65%, 07/14/26	1,413	1,250,795
1.85%, 07/16/25	1,210	1,115,580
2.17%, 07/14/28	1,000	842,251
2.33%, 01/22/27	1,215	1,079,935
2.65%, 01/16/25	1,537	1,462,111
5.10%, 07/03/25	50	49,362
5.39%, 07/06/27	800	789,050
5.71%, 01/09/26(a)	500	497,085
5.84%, 01/18/28	895	897,004
6.07%, 07/12/28	600	605,351
ORIX Corp.
3.25%, 12/04/24	695	670,344
3.70%, 07/18/27	50	47,212
4.05%, 01/16/24(a)	285	282,696
5.00%, 09/13/27	635	632,111
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)(a)	150	137,322
3.95%, 12/01/27 (Call 09/01/27)	880	786,071
4.25%, 08/15/24 (Call 05/15/24)	870	850,043
4.38%, 03/19/24 (Call 02/19/24)	770	758,823
4.50%, 07/23/25 (Call 04/23/25)	850	810,956
4.88%, 06/13/25 (Call 05/13/25)	720	696,478
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	130	112,896
1.90%, 04/15/27 (Call 02/15/27)(a)	1,835	1,669,324
2.75%, 09/15/27 (Call 06/15/27)	290	269,715
3.15%, 12/14/25 (Call 09/14/25)	4,130	3,960,457
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	757	675,933
2.85%, 01/10/25 (Call 12/10/24)	675	644,921
		120,750,921
Electric — 3.9%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,022	923,076
5.45%, 06/01/28 (Call 05/01/28)	740	733,472
Alabama Power Co., 3.75%, 09/01/27 (Call 08/01/27)	415	396,927
Ameren Corp., 1.95%, 03/15/27 (Call 02/15/27)	535	478,352

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
American Electric Power Co. Inc.
2.03%, 03/15/24(a)	$870	$849,298
5.75%, 11/01/27 (Call 10/01/27)	425	435,723
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	853	821,737
3.20%, 04/15/25 (Call 03/15/25)	974	930,437
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (Call 01/15/28)	15	13,866
3.75%, 11/15/23 (Call 08/31/23)	524	520,158
4.05%, 04/15/25 (Call 03/15/25)	1,533	1,501,793
Black Hills Corp.
1.04%, 08/23/24 (Call 08/16/23)	745	707,833
4.25%, 11/30/23 (Call 08/31/23)(a)	210	209,080
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	605	543,220
2.50%, 09/01/24 (Call 08/01/24)	630	606,795
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	610	572,098
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	315	296,293
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 08/31/23)	661	650,683
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	1,317	1,261,136
5.60%, 03/01/28 (Call 02/01/28)	600	606,226
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/31/23)	290	288,471
Dominion Energy Inc.
3.07%, 08/15/24(d)	1,183	1,148,884
3.90%, 10/01/25 (Call 07/01/25)	960	928,778
Series A, 1.45%, 04/15/26 (Call 03/15/26)	665	601,744
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	450	392,949
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	550	509,486
4.22%, 11/01/24(d)	1,215	1,194,056
4.88%, 06/01/28 (Call 05/01/28)	750	740,751
Series C, 2.53%, 10/01/24(d)	968	931,869
Series F, 1.05%, 06/01/25 (Call 05/01/25)	1,083	997,454
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	750	684,773
2.65%, 09/01/26 (Call 06/01/26)	1,120	1,038,025
3.15%, 08/15/27 (Call 05/15/27)	627	581,284
3.75%, 04/15/24 (Call 01/15/24)	871	858,795
4.30%, 03/15/28 (Call 02/15/28)	935	901,732
5.00%, 12/08/25	575	571,677
5.00%, 12/08/27 (Call 11/08/27)	495	494,031
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	220	208,484
3.80%, 07/15/28 (Call 04/15/28)	500	476,086
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)(a)	541	521,568
Edison International
3.55%, 11/15/24 (Call 10/15/24)	521	505,710
4.13%, 03/15/28 (Call 12/15/27)	550	517,713
5.75%, 06/15/27 (Call 04/15/27)	565	568,390
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	840	799,653
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	735	706,467
Security	Par (000)	Value

Electric (continued)
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	$907	$821,936
2.95%, 09/01/26 (Call 06/01/26)	753	699,720
Entergy Louisiana LLC, 0.62%, 11/17/23 (Call 08/11/23)(a)	713	703,307
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)(a)	1,256	1,208,903
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	1,060	978,498
4.20%, 06/27/24	1,020	1,005,649
4.60%, 07/01/27 (Call 06/01/27)	660	646,141
5.45%, 03/01/28 (Call 02/01/28)	1,215	1,231,810
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	520	478,263
3.40%, 04/15/26 (Call 01/15/26)	880	839,073
3.95%, 06/15/25 (Call 03/15/25)	1,066	1,036,041
5.15%, 03/15/28 (Call 02/15/28)	495	495,575
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	1,288	1,242,499
3.13%, 12/01/25 (Call 06/01/25)	725	695,098
3.25%, 06/01/24 (Call 12/01/23)(a)	186	182,896
4.40%, 05/15/28 (Call 03/15/28)	810	796,400
4.45%, 05/15/26 (Call 04/15/26)	275	272,336
5.05%, 04/01/28 (Call 03/01/28)	470	474,145
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	480	444,322
Georgia Power Co., 4.65%, 05/16/28(a)	750	737,837
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	867	840,163
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	90	83,841
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)(a)	705	688,716
National Grid PLC, 5.60%, 06/12/28 (Call 05/12/28)	700	702,118
National Rural Utilities Cooperative Finance Corp. 0.35%, 02/08/24	843	821,418
1.00%, 06/15/26 (Call 05/15/26)	735	656,730
1.88%, 02/07/25	875	830,108
4.45%, 03/13/26 (Call 02/13/26)(a)	295	291,893
4.80%, 03/15/28 (Call 02/15/28)	410	406,122
5.45%, 10/30/25	667	668,998
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	1,285	1,153,111
1.90%, 06/15/28 (Call 04/15/28)	1,525	1,318,462
2.94%, 03/21/24 (Call 08/31/23)	1,390	1,365,676
3.55%, 05/01/27 (Call 02/01/27)	410	387,641
4.20%, 06/20/24	1,070	1,055,230
4.26%, 09/01/24	1,595	1,571,167
4.45%, 06/20/25	1,070	1,052,255
4.63%, 07/15/27 (Call 06/15/27)	1,780	1,747,909
4.90%, 02/28/28 (Call 01/28/28)	1,630	1,615,397
6.05%, 03/01/25	185	186,470
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	150	141,123
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	880	862,140
4.30%, 05/15/28(c)	525	513,428
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	405	348,951
2.95%, 03/01/26 (Call 12/01/25)	759	700,144
3.00%, 06/15/28 (Call 04/15/28)	1,000	869,924
3.15%, 01/01/26	2,132	1,988,173
3.25%, 02/16/24 (Call 08/15/23)	1,305	1,285,948
3.30%, 12/01/27 (Call 09/01/27)	1,520	1,351,758

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.45%, 07/01/25	$330	$313,860
3.50%, 06/15/25 (Call 03/15/25)(a)	870	827,114
3.75%, 07/01/28	1,000	902,303
4.25%, 08/01/23	324	324,000
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)(a)	751	689,541
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	820	774,973
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	835	759,083
0.84%, 11/08/23 (Call 08/11/23)	785	774,575
2.88%, 06/15/24 (Call 05/15/24)	1,104	1,077,156
5.85%, 11/15/27 (Call 10/15/27)	230	235,692
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	535	499,305
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	185	171,281
3.30%, 04/01/25 (Call 03/01/25)	385	371,501
3.40%, 02/01/28 (Call 11/01/27)	1,215	1,126,021
5.40%, 08/01/26	525	524,814
Southern California Edison Co.
1.10%, 04/01/24 (Call 08/31/23)	1,060	1,027,028
5.30%, 03/01/28 (Call 02/01/28)	75	75,143
5.85%, 11/01/27 (Call 10/01/27)	580	597,620
Series C, 3.50%, 10/01/23 (Call 08/31/23)	678	675,671
Series D, 4.70%, 06/01/27 (Call 05/01/27)	675	665,668
Series E, 3.70%, 08/01/25 (Call 06/01/25)	1,156	1,119,491
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	1,735	1,639,271
4.85%, 06/15/28 (Call 04/15/28)	670	661,224
5.15%, 10/06/25	605	602,502
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	957	932,571
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)(a)	603	588,318
Southwestern Electric Power Co., Series N, 1.65%,
03/15/26 (Call 02/15/26)	790	718,573
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	738	703,768
Series A, 3.50%, 03/15/27 (Call 12/15/26)	465	441,357
Series B, 3.75%, 05/15/27 (Call 04/15/27)	970	931,872
WEC Energy Group Inc.
0.55%, 09/15/23	799	792,473
0.80%, 03/15/24 (Call 02/15/24)(a)	535	518,815
1.38%, 10/15/27 (Call 08/15/27)	5	4,317
4.75%, 01/09/26 (Call 12/09/25)	1,105	1,080,181
5.00%, 09/27/25 (Call 08/27/25)	585	581,462
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)(a)	471	466,477
1.75%, 03/15/27 (Call 02/15/27)	440	389,682
3.30%, 06/01/25 (Call 12/01/24)	1,041	999,580
3.35%, 12/01/26 (Call 06/01/26)	162	152,602
4.00%, 06/15/28 (Call 12/15/27)	525	499,255
		96,958,636
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	734	649,738
1.80%, 10/15/27 (Call 08/15/27)	100	89,058
3.15%, 06/01/25 (Call 03/01/25)	704	679,919
		1,418,715
Security	Par (000)	Value

Electronics — 0.6%
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)(a)	$787	$764,369
3.88%, 01/12/28 (Call 10/12/27)	85	79,101
6.13%, 03/01/26 (Call 03/01/24)	670	668,995
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	40	38,675
6.25%, 03/15/28 (Call 02/15/28)	465	469,956
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	842	805,073
4.75%, 06/15/25 (Call 03/15/25)	692	678,045
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	1,050	990,154
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	1,445	1,278,902
1.35%, 06/01/25 (Call 05/01/25)	1,407	1,321,662
2.30%, 08/15/24 (Call 07/15/24)(a)	1,011	979,684
2.50%, 11/01/26 (Call 08/01/26)(a)	1,405	1,314,595
4.95%, 02/15/28 (Call 01/15/28)	365	370,435
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	637	573,417
3.95%, 01/12/28 (Call 10/12/27)(a)	25	23,413
4.25%, 05/15/27 (Call 04/15/27)	625	597,403
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	933	919,330
4.60%, 04/06/27 (Call 01/06/27)(a)	280	275,876
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/11/23)	885	841,104
1.75%, 08/09/26 (Call 07/09/26)	815	713,550
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	500	489,428
Tyco Electronics Group SA, 4.50%, 02/13/26	50	49,243
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	660	591,377
2.40%, 04/01/28 (Call 02/01/28)	505	427,381
		15,261,168
Entertainment — 0.4%
Warnermedia Holdings Inc.
3.43%, 03/15/24(a)	1,729	1,702,551
3.53%, 03/15/24	490	482,939
3.64%, 03/15/25	1,350	1,305,600
3.76%, 03/15/27 (Call 02/15/27)	4,640	4,341,688
3.79%, 03/15/25 (Call 08/11/23)	895	864,254
6.41%, 03/15/26 (Call 03/15/24)	1,660	1,662,687
		10,359,719
Environmental Control — 0.2%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	1,085	1,050,813
2.90%, 07/01/26 (Call 04/01/26)	615	578,760
3.20%, 03/15/25 (Call 12/15/24)	726	701,809
3.38%, 11/15/27 (Call 08/15/27)	80	75,205
3.95%, 05/15/28 (Call 02/15/28)	1,000	961,822
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	778	707,005
1.15%, 03/15/28 (Call 01/15/28)(a)	50	42,604
3.15%, 11/15/27 (Call 08/15/27)	120	112,560
		4,230,578
Food — 1.4%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	1,165	1,136,794
4.15%, 03/15/28 (Call 12/15/27)(a)	985	945,133

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	$1,050	$893,476
4.30%, 05/01/24 (Call 04/01/24)(a)	900	890,217
4.60%, 11/01/25 (Call 09/01/25)	1,292	1,265,712
5.30%, 10/01/26	475	473,197
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	5	4,719
3.65%, 02/15/24 (Call 11/15/23)	725	718,250
4.00%, 04/17/25 (Call 02/17/25)	1,108	1,081,142
4.20%, 04/17/28 (Call 01/17/28)	1,400	1,353,671
5.24%, 11/18/25 (Call 11/18/23)	415	412,527
Hormel Foods Corp.
0.65%, 06/03/24 (Call 08/16/23)(a)	715	686,751
1.70%, 06/03/28 (Call 04/03/28)	760	659,380
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	155	145,954
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc., 2.50%, 01/15/27 (Call 12/15/26)(c)	1,061	953,574
JM Smucker Co. (The), 3.50%, 03/15/25	1,180	1,143,715
Kellogg Co.
3.25%, 04/01/26	1,150	1,097,947
3.40%, 11/15/27 (Call 08/15/27)	40	37,648
4.30%, 05/15/28 (Call 02/15/28)(a)	510	496,235
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	2,215	2,093,021
3.88%, 05/15/27 (Call 02/15/27)	1,560	1,496,091
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	975	906,378
3.50%, 02/01/26 (Call 11/01/25)	910	871,376
3.70%, 08/01/27 (Call 05/01/27)(a)	150	143,211
3.85%, 08/01/23	788	788,000
4.00%, 02/01/24 (Call 11/01/23)	1,020	1,015,742
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	786	703,394
3.15%, 08/15/24 (Call 06/15/24)	1,090	1,062,131
3.40%, 08/15/27 (Call 05/15/27)	200	187,889
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,144	1,070,940
2.13%, 03/17/24	590	577,257
2.63%, 03/17/27 (Call 02/17/27)	968	892,186
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	740	693,968
3.30%, 07/15/26 (Call 04/15/26)	820	780,487
3.75%, 10/01/25 (Call 07/01/25)	1,113	1,079,627
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	1,460	1,379,654
3.95%, 08/15/24 (Call 05/15/24)	1,615	1,585,881
4.00%, 03/01/26 (Call 01/01/26)	1,066	1,032,893
Walmart Inc., 3.90%, 09/09/25	1,055	1,036,493
		33,792,661
Gas — 0.3%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	105	98,450
CenterPoint Energy Resources Corp., 5.25%, 03/01/28 (Call 02/01/28)	575	577,358
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)(a)	1,099	1,054,507
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)	653	644,244
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	1,835	1,679,270
3.49%, 05/15/27 (Call 02/15/27)	815	769,637
Security	Par (000)	Value

Gas (continued)
5.25%, 03/30/28 (Call 02/29/28)	$960	$961,128
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	1,050	982,894
Series TT, 2.60%, 06/15/26 (Call 03/15/26)(a)	530	497,491
		7,264,979
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 02/15/26(a)(c)	940	935,432
6.05%, 04/15/28 (Call 03/15/28)(c)	1,215	1,206,459
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 08/11/23)	835	793,565
3.40%, 03/01/26 (Call 01/01/26)	730	694,158
		3,629,614
Health Care - Products — 1.1%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	1,367	1,322,445
3.75%, 11/30/26 (Call 08/30/26)(a)	1,545	1,509,692
Baxter International Inc.
0.87%, 12/01/23	485	477,387
1.32%, 11/29/24	1,060	1,000,097
1.92%, 02/01/27 (Call 01/01/27)	1,795	1,602,274
2.60%, 08/15/26 (Call 05/15/26)	465	428,847
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	888	835,271
3.45%, 03/01/24 (Call 02/01/24)(a)	637	628,412
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	880	849,436
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	1,006	966,255
GE HealthCare Technologies Inc.
5.55%, 11/15/24	615	614,416
5.60%, 11/15/25(a)	685	688,171
5.65%, 11/15/27	2,635	2,684,961
Medtronic Global Holdings SCA, 4.25%, 03/30/28 (Call 02/29/28)	1,000	977,880
Revvity Inc.
0.55%, 09/15/23 (Call 08/11/23)	215	213,718
0.85%, 09/15/24 (Call 08/11/23)	865	818,022
Stryker Corp.
0.60%, 12/01/23 (Call 08/11/23)	769	757,025
1.15%, 06/15/25 (Call 05/15/25)(a)	660	611,229
3.38%, 05/15/24 (Call 02/15/24)	956	937,759
3.38%, 11/01/25 (Call 08/01/25)	965	926,864
3.50%, 03/15/26 (Call 12/15/25)	1,115	1,071,827
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 08/11/23)	675	668,258
1.22%, 10/18/24 (Call 08/11/23)	2,555	2,426,602
4.80%, 11/21/27 (Call 10/21/27)(a)	585	588,525
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 08/11/23)	1,133	1,073,642
3.05%, 01/15/26 (Call 12/15/25)	894	847,152
3.55%, 04/01/25 (Call 01/01/25)	930	900,204
		26,426,371
Health Care - Services — 1.9%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	742	724,185
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	2,050	1,765,809
4.25%, 12/15/27 (Call 08/16/23)(a)	2,635	2,485,490
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)	1,097	1,058,219

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	$695	$630,523
2.38%, 01/15/25 (Call 12/15/24)	861	823,335
3.35%, 12/01/24 (Call 10/01/24)	1,005	975,067
3.50%, 08/15/24 (Call 05/15/24)	1,033	1,010,023
3.65%, 12/01/27 (Call 09/01/27)	1,715	1,626,818
4.10%, 03/01/28 (Call 12/01/27)	1,370	1,318,407
4.90%, 02/08/26 (Call 02/08/24)	815	805,058
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(c)	1,135	1,046,284
4.50%, 02/15/27 (Call 08/15/26)	1,215	1,180,408
5.00%, 03/15/24	2,253	2,240,678
5.20%, 06/01/28	580	574,003
5.25%, 04/15/25	1,530	1,517,006
5.25%, 06/15/26 (Call 12/15/25)	1,652	1,636,214
5.38%, 02/01/25	2,800	2,783,480
5.38%, 09/01/26 (Call 03/01/26)	1,045	1,041,042
5.88%, 02/15/26 (Call 08/15/25)	1,565	1,568,961
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	1,677	1,469,235
3.85%, 10/01/24 (Call 07/01/24)(a)	452	442,302
3.95%, 03/15/27 (Call 12/15/26)(a)	140	133,926
4.50%, 04/01/25 (Call 03/01/25)	902	888,423
5.75%, 03/01/28 (Call 02/01/28)	20	20,438
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	315	297,947
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	690	621,191
3.25%, 09/01/24 (Call 07/01/24)	627	610,913
3.60%, 02/01/25 (Call 11/01/24)	1,243	1,207,439
3.60%, 09/01/27 (Call 06/01/27)(a)	65	61,784
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	880	841,603
3.50%, 03/30/25 (Call 12/30/24)	892	863,662
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	45	42,949
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(a)	680	654,472
0.55%, 05/15/24 (Call 08/11/23)	1,178	1,133,264
1.15%, 05/15/26 (Call 04/15/26)	1,130	1,021,679
1.25%, 01/15/26	321	293,332
2.38%, 08/15/24(a)	1,069	1,038,755
2.95%, 10/15/27(a)	845	785,599
3.10%, 03/15/26	1,124	1,074,645
3.38%, 04/15/27	405	384,932
3.45%, 01/15/27	640	612,726
3.50%, 02/15/24	776	767,943
3.75%, 07/15/25	996	971,290
3.85%, 06/15/28	1,200	1,157,102
5.00%, 10/15/24	460	459,181
5.15%, 10/15/25	865	866,504
5.25%, 02/15/28 (Call 01/15/28)	1,185	1,212,675
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)	730	645,220
		47,392,141
Holding Companies - Diversified — 0.8%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	1,555	1,361,826
2.88%, 06/15/27 (Call 05/15/27)	410	359,910
2.88%, 06/15/28 (Call 04/15/28)	1,010	850,966
Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.25%, 07/15/25 (Call 06/15/25)	$370	$345,011
3.88%, 01/15/26 (Call 12/15/25)	1,777	1,660,613
4.20%, 06/10/24 (Call 05/10/24)(a)	1,104	1,088,306
4.25%, 03/01/25 (Call 01/01/25)	668	642,816
Blackstone Private Credit Fund
2.35%, 11/22/24	530	500,522
2.63%, 12/15/26 (Call 11/15/26)	945	811,474
2.70%, 01/15/25 (Call 11/15/24)	525	494,307
3.25%, 03/15/27 (Call 02/15/27)	1,075	935,828
4.70%, 03/24/25(a)	930	900,209
7.05%, 09/29/25	824	827,376
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	605	512,836
2.75%, 09/16/26 (Call 08/19/26)(a)	655	576,569
3.63%, 01/15/26 (Call 12/15/25)	1,100	1,018,006
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	570	489,794
2.88%, 06/11/28 (Call 04/11/28)	755	624,414
3.40%, 07/15/26 (Call 06/15/26)	952	858,070
3.75%, 07/22/25 (Call 06/22/25)	684	639,362
4.25%, 01/15/26 (Call 12/15/25)	742	695,260
FS KKR Capital Corp.
1.65%, 10/12/24	625	586,232
3.25%, 07/15/27 (Call 06/15/27)(a)	305	264,626
3.40%, 01/15/26 (Call 12/15/25)	1,204	1,100,552
Golub Capital BDC Inc.
2.50%, 08/24/26 (Call 07/24/26)	955	836,828
3.38%, 04/15/24 (Call 03/15/24)(a)	708	690,938
		19,672,651
Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	845	747,393
1.40%, 10/15/27 (Call 08/15/27)	30	25,886
2.50%, 10/15/24 (Call 09/15/24)	879	847,624
2.60%, 10/15/25 (Call 09/15/25)	718	676,836
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	705	699,807
4.75%, 05/30/25 (Call 02/28/25)	709	696,820
4.75%, 11/29/27 (Call 05/29/27)	780	758,847
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	630	620,714
5.50%, 03/01/26 (Call 12/01/25)	600	596,687
		5,670,614
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	70	64,856

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 1.05%, 09/15/27 (Call 07/15/27)	65	56,275

Insurance — 1.4%
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	807	727,415
3.28%, 12/15/26 (Call 09/15/26)(a)	740	700,525
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	853	810,625
3.90%, 04/01/26 (Call 01/01/26)	910	882,965
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)	1,305	1,203,716
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)(a)	1,199	1,177,591

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.88%, 12/15/25 (Call 09/15/25)	$870	$841,292
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	740	707,869
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	1,025	949,581
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)	1,180	1,098,024
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	2,911	2,798,629
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	10	9,262
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	816	800,929
Chubb INA Holdings Inc.
3.15%, 03/15/25	1,125	1,089,822
3.35%, 05/15/24	931	918,246
3.35%, 05/03/26 (Call 02/03/26)	1,310	1,259,129
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/15/27)	150	139,860
3.95%, 05/15/24 (Call 02/15/24)	918	902,749
4.50%, 03/01/26 (Call 12/01/25)	320	311,611
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	569	559,742
Corebridge Financial Inc.
3.50%, 04/04/25	455	437,067
3.65%, 04/05/27	1,944	1,828,803
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	1,550	1,470,531
Jackson Financial Inc., 1.13%, 11/22/23(a)	185	182,296
Lincoln National Corp.
3.80%, 03/01/28 (Call 12/01/27)(a)	50	45,905
4.00%, 09/01/23	470	469,436
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	835	806,969
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)(a)	965	886,398
4.15%, 03/04/26	1,060	1,033,400
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	907	894,428
3.50%, 03/10/25 (Call 12/10/24)	761	739,849
3.75%, 03/14/26 (Call 12/14/25)	883	857,722
3.88%, 03/15/24 (Call 02/15/24)(a)	1,245	1,230,217
MetLife Inc.
3.00%, 03/01/25	631	609,757
3.60%, 11/13/25 (Call 08/13/25)	749	725,450
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	389	367,684
Pricoa Global Funding I, 5.10%, 05/30/28(c)	500	498,575
Progressive Corp. (The)
2.45%, 01/15/27	350	322,538
2.50%, 03/15/27 (Call 02/15/27)(a)	1,045	962,081
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	840	769,743
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	555	536,019
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	256	251,363
4.65%, 06/15/27 (Call 05/15/27)	1,160	1,123,817
		34,939,630
Internet — 1.8%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)(a)	1,089	1,002,675
0.80%, 08/15/27 (Call 06/15/27)(a)	420	366,388
Security	Par (000)	Value

Internet (continued)
2.00%, 08/15/26 (Call 05/15/26)	$1,885	$1,746,419
3.38%, 02/25/24(a)	648	641,800
Amazon.com Inc.
0.45%, 05/12/24	1,448	1,394,687
0.80%, 06/03/25 (Call 05/03/25)	1,586	1,470,712
1.00%, 05/12/26 (Call 04/12/26)	2,870	2,592,693
1.20%, 06/03/27 (Call 04/03/27)	965	850,173
1.65%, 05/12/28 (Call 03/12/28)	1,965	1,718,884
2.73%, 04/13/24	825	809,020
2.80%, 08/22/24 (Call 06/22/24)	1,185	1,153,146
3.00%, 04/13/25	1,785	1,726,726
3.15%, 08/22/27 (Call 05/22/27)	3,835	3,619,504
3.30%, 04/13/27 (Call 03/13/27)	2,490	2,374,501
3.80%, 12/05/24 (Call 09/05/24)	1,788	1,758,101
4.55%, 12/01/27 (Call 11/01/27)	1,785	1,784,234
4.60%, 12/01/25	1,320	1,315,124
4.70%, 11/29/24	875	870,537
5.20%, 12/03/25 (Call 09/03/25)	1,022	1,026,622
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	35	33,123
3.60%, 06/01/26 (Call 03/01/26)	1,372	1,324,599
3.65%, 03/15/25 (Call 12/15/24)	812	791,722
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	1,065	963,962
1.90%, 03/11/25 (Call 02/11/25)	963	911,465
3.45%, 08/01/24 (Call 05/01/24)	903	883,876
3.60%, 06/05/27 (Call 03/05/27)	360	341,227
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	780	733,941
4.63%, 08/01/27 (Call 05/01/27)	825	801,190
5.00%, 02/15/26 (Call 11/15/25)	997	989,054
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	3,625	3,461,959
4.60%, 05/15/28	720	717,493
Netflix Inc.
4.38%, 11/15/26	740	724,706
4.88%, 04/15/28	1,715	1,694,081
5.88%, 02/15/25	1,105	1,108,895
VeriSign Inc.
4.75%, 07/15/27 (Call 08/31/23)(a)	445	436,113
5.25%, 04/01/25 (Call 01/01/25)	715	708,854
		44,848,206
Iron & Steel — 0.1%
ArcelorMittal SA, 6.55%, 11/29/27 (Call 10/29/27)	1,155	1,190,981
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	550	517,787
3.95%, 05/23/25	530	516,521
4.30%, 05/23/27 (Call 04/23/27)	910	885,754
		3,111,043
Lodging — 0.3%
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 08/16/23)(a)	645	639,717
1.80%, 10/01/24 (Call 08/16/23)	960	919,342
5.75%, 01/30/27 (Call 12/30/26)	400	401,396
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)(a)	672	662,830
5.00%, 10/15/27 (Call 09/15/27)	610	606,239
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	943	948,525
Series R, 3.13%, 06/15/26 (Call 03/15/26)	985	927,989

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Sands China Ltd.
4.30%, 01/08/26 (Call 12/08/25)	$1,355	$1,284,879
5.63%, 08/08/25 (Call 06/08/25)	270	265,564
		6,656,481
Machinery — 1.9%
Caterpillar Financial Services Corp.
0.45%, 09/14/23(a)	255	253,540
0.45%, 05/17/24	1,369	1,320,643
0.60%, 09/13/24	380	360,306
0.80%, 11/13/25	1,186	1,080,093
0.90%, 03/02/26	990	893,692
1.10%, 09/14/27	85	73,937
1.15%, 09/14/26	673	600,617
1.45%, 05/15/25	789	739,308
1.70%, 01/08/27	705	638,911
2.15%, 11/08/24	445	427,944
2.85%, 05/17/24(a)	855	840,352
3.25%, 12/01/24	696	678,673
3.40%, 05/13/25	780	756,957
3.60%, 08/12/27	810	780,068
3.65%, 08/12/25	1,030	1,003,779
3.75%, 11/24/23	450	448,010
4.35%, 05/15/26	715	705,606
4.80%, 01/06/26	975	965,398
4.90%, 01/17/25(a)	845	843,097
5.40%, 03/10/25	805	809,835
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)(a)	1,463	1,442,367
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	920	823,843
1.88%, 01/15/26 (Call 12/15/25)	670	614,403
3.95%, 05/23/25	715	694,351
4.20%, 01/15/24(a)	734	729,831
4.55%, 04/10/28 (Call 03/10/28)	525	509,457
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	70	66,203
4.50%, 08/15/23	679	678,730
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)(a)	955	918,476
John Deere Capital Corp.
0.40%, 10/10/23(a)	426	422,249
0.45%, 01/17/24	720	705,221
0.45%, 06/07/24	760	729,495
0.63%, 09/10/24(a)	615	583,545
0.70%, 01/15/26(a)	940	849,629
0.90%, 01/10/24(a)	450	441,662
1.05%, 06/17/26(a)	1,210	1,089,575
1.25%, 01/10/25(a)	915	866,138
1.70%, 01/11/27	1,515	1,364,758
1.75%, 03/09/27	130	116,969
2.05%, 01/09/25(a)	529	506,281
2.35%, 03/08/27	1,500	1,377,830
2.60%, 03/07/24	529	520,266
2.65%, 06/24/24	772	755,576
2.65%, 06/10/26	415	391,418
2.80%, 09/08/27	30	27,778
3.35%, 06/12/24(a)	715	703,863
3.40%, 06/06/25(a)	455	441,319
3.45%, 03/13/25	201	195,938
3.65%, 10/12/23	521	519,168
4.05%, 09/08/25	855	836,873
4.15%, 09/15/27	820	801,132
Security	Par (000)	Value

Machinery (continued)
4.55%, 10/11/24	$485	$481,761
4.75%, 06/08/26	580	578,385
4.75%, 01/20/28	510	508,698
4.80%, 01/09/26	525	523,963
4.90%, 03/03/28(a)	750	755,738
4.95%, 06/06/25	345	345,075
4.95%, 07/14/28	1,380	1,388,764
5.05%, 03/03/26(a)	700	702,821
5.15%, 03/03/25	20	20,004
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	500	474,956
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	1,760	1,663,478
2.29%, 04/05/27 (Call 02/05/27)(a)	545	497,917
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 08/11/23)	370	369,369
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	606	577,127
3.45%, 11/15/26 (Call 08/15/26)	1,075	1,012,993
4.40%, 03/15/24 (Call 02/15/24)(a)	1,014	1,002,888
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	25	21,986
3.25%, 11/01/26 (Call 08/01/26)(a)	745	700,732
		46,571,765
Manufacturing — 0.5%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	914	866,754
2.25%, 09/19/26 (Call 06/19/26)(a)	890	816,696
2.65%, 04/15/25 (Call 03/15/25)(a)	778	743,833
2.88%, 10/15/27 (Call 07/15/27)(a)	220	203,079
3.00%, 08/07/25(a)	785	749,121
3.25%, 02/14/24 (Call 01/14/24)	1,274	1,257,812
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	55	52,087
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	200	187,215
4.35%, 05/18/28 (Call 04/18/28)	515	504,905
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	747	702,015
3.50%, 03/01/24 (Call 12/01/23)	444	440,011
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	813	795,047
3.25%, 03/01/27 (Call 12/01/26)(a)	380	357,893
3.30%, 11/21/24 (Call 08/21/24)	729	704,843
3.65%, 06/15/24(a)	1,699	1,669,001
4.25%, 09/15/27 (Call 08/15/27)	670	652,303
Teledyne Technologies Inc., 2.25%, 04/01/28 (Call 02/01/28)	500	438,851
		11,141,466
Media — 1.7%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	1,040	945,637
4.20%, 03/15/28 (Call 12/15/27)(a)	1,200	1,122,684
4.50%, 02/01/24 (Call 01/01/24)	1,056	1,049,643
4.91%, 07/23/25 (Call 04/23/25)	5,051	4,968,311
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	1,084	997,647
3.15%, 03/01/26 (Call 12/01/25)(a)	2,350	2,249,970
3.15%, 02/15/28 (Call 11/15/27)	1,860	1,737,601

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.30%, 02/01/27 (Call 11/01/26)	$3,010	$2,859,277
3.30%, 04/01/27 (Call 02/01/27)	310	293,562
3.38%, 08/15/25 (Call 05/15/25)	1,732	1,675,443
3.95%, 10/15/25 (Call 08/15/25)	3,245	3,171,014
5.25%, 11/07/25	615	619,108
5.35%, 11/15/27 (Call 10/15/27)	530	539,155
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	1,640	1,530,433
4.90%, 03/11/26 (Call 12/11/25)(a)	765	753,117
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)(a)	775	714,072
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	829	799,018
4.03%, 01/25/24 (Call 12/25/23)	947	938,465
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	962	861,658
3.38%, 02/15/28 (Call 11/15/27)(a)	35	31,128
4.00%, 01/15/26 (Call 10/15/25)(a)	801	768,972
4.75%, 05/15/25 (Call 04/15/25)	633	620,871
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	660	628,543
4.30%, 11/23/23 (Call 08/31/23)	326	324,881
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,026	942,082
2.95%, 06/15/27(a)	180	169,592
3.00%, 02/13/26	1,284	1,224,437
3.15%, 09/17/25	985	946,834
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,569	1,513,868
1.75%, 01/13/26	1,833	1,696,384
2.20%, 01/13/28(a)	105	94,762
3.35%, 03/24/25	1,834	1,780,433
3.70%, 09/15/24 (Call 06/15/24)	721	708,381
3.70%, 10/15/25 (Call 07/15/25)	931	905,309
3.70%, 03/23/27	715	690,625
		40,872,917
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	1,113	1,077,785

Mining — 0.2%
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	843	840,788
4.75%, 02/28/28 (Call 01/28/28)	1,115	1,111,150
4.88%, 02/27/26	1,010	1,006,193
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 08/31/23)(a)	615	581,931
4.55%, 11/14/24 (Call 08/14/24)	765	749,654
5.00%, 09/01/27 (Call 08/31/23)	155	151,170
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	60	57,629
5.95%, 03/15/24 (Call 08/10/23)	680	679,869
		5,178,384
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	1,055	954,316
4.13%, 05/01/25 (Call 08/31/23)	655	636,621
4.25%, 04/01/28 (Call 08/31/23)	500	463,114
Security	Par (000)	Value

Office & Business Equipment (continued)
5.50%, 12/01/24 (Call 06/01/24)	$765	$759,728
		2,813,779
Oil & Gas — 2.5%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	1,005	946,752
3.12%, 05/04/26 (Call 02/04/26)	1,152	1,097,957
3.41%, 02/11/26 (Call 12/11/25)	1,135	1,095,141
3.54%, 04/06/27 (Call 02/06/27)	450	430,256
3.59%, 04/14/27 (Call 01/14/27)(a)	580	555,687
3.80%, 09/21/25 (Call 07/21/25)	1,160	1,129,685
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	695	655,961
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	932	872,694
3.80%, 04/15/24 (Call 01/15/24)	900	885,772
3.85%, 06/01/27 (Call 03/01/27)	970	919,196
3.90%, 02/01/25 (Call 11/01/24)	973	944,453
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	1,109	1,042,677
2.00%, 05/11/27 (Call 03/11/27)	955	867,313
2.90%, 03/03/24 (Call 01/03/24)	1,271	1,255,740
2.95%, 05/16/26 (Call 02/16/26)	2,525	2,409,644
3.33%, 11/17/25 (Call 08/17/25)	644	622,101
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	968	887,761
1.02%, 08/12/27 (Call 06/12/27)	90	78,402
3.85%, 01/15/28 (Call 10/15/27)	25	24,410
3.90%, 11/15/24 (Call 08/15/24)	542	531,997
ConocoPhillips Co., 2.40%, 03/07/25 (Call 08/11/23)(a)	130	124,489
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	715	701,748
4.38%, 01/15/28 (Call 10/15/27)	100	94,661
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)(a)	780	735,542
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	940	909,162
4.15%, 01/15/26 (Call 10/15/25)	910	894,612
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	1,490	1,397,980
6.13%, 02/01/25 (Call 01/01/25)	595	596,510
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	290	267,944
2.65%, 01/15/24(a)	501	495,635
2.88%, 04/06/25 (Call 03/06/25)	704	678,312
3.00%, 04/06/27 (Call 02/06/27)	250	234,061
3.25%, 11/10/24	1,245	1,211,972
3.70%, 03/01/24(a)	722	716,122
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	1,143	1,108,231
2.28%, 08/16/26 (Call 06/16/26)	950	883,027
2.71%, 03/06/25 (Call 12/06/24)	1,975	1,902,354
2.99%, 03/19/25 (Call 02/19/25)	2,933	2,831,516
3.04%, 03/01/26 (Call 12/01/25)	2,885	2,758,249
3.18%, 03/15/24 (Call 12/15/23)	766	755,119
3.29%, 03/19/27 (Call 01/19/27)	800	766,678
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	987	952,561
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	925	884,503
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	1,206	1,178,339
4.70%, 05/01/25 (Call 04/01/25)	1,403	1,384,601

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.13%, 12/15/26 (Call 09/15/26)	$750	$746,398
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)	37	35,847
5.55%, 03/15/26 (Call 12/15/25)	10	9,956
8.50%, 07/15/27 (Call 01/15/27)	540	585,225
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)(a)	925	918,482
Ovintiv Inc.
5.65%, 05/15/25	500	499,249
5.65%, 05/15/28 (Call 04/15/28)	665	657,850
Phillips 66
0.90%, 02/15/24 (Call 08/16/23)	1,033	1,006,892
1.30%, 02/15/26 (Call 01/15/26)	830	753,435
3.85%, 04/09/25 (Call 03/09/25)	1,101	1,071,902
3.90%, 03/15/28 (Call 12/15/27)	750	713,446
Phillips 66 Co., 4.95%, 12/01/27 (Call 11/01/27)	480	477,971
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	880	797,587
5.10%, 03/29/26	415	413,520
Shell International Finance BV
0.38%, 09/15/23(a)	267	265,502
2.00%, 11/07/24 (Call 10/07/24)	1,123	1,077,956
2.50%, 09/12/26	950	886,641
2.88%, 05/10/26	2,065	1,964,668
3.25%, 05/11/25	3,200	3,100,566
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	1,394	1,341,005
3.75%, 04/10/24	794	786,554
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	140	124,876
4.35%, 06/01/28 (Call 03/01/28)	500	482,053
		60,435,108
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
1.23%, 12/15/23	330	325,529
2.06%, 12/15/26 (Call 11/15/26)	690	624,901
3.34%, 12/15/27 (Call 09/15/27)	80	74,713
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	875	809,388
Schlumberger Investment SA, 4.50%, 05/15/28	800	790,016
		2,624,547
Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	740	700,932
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)	741	718,114
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	890	806,222
5.50%, 04/15/28 (Call 03/15/28)(a)(c)	495	489,067
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	25	23,312
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	15	14,511
3.38%, 09/15/27 (Call 06/15/27)	15	13,828
3.75%, 03/15/25 (Call 01/15/25)	1,197	1,155,655
4.00%, 03/15/28 (Call 12/15/27)	750	701,450
4.65%, 03/15/26 (Call 01/15/26)	1,040	1,012,431
		5,635,522
Security	Par (000)	Value

Pharmaceuticals — 5.0%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	$3,815	$3,675,612
2.95%, 11/21/26 (Call 09/21/26)(a)	4,300	4,032,613
3.20%, 05/14/26 (Call 02/14/26)	2,340	2,228,704
3.60%, 05/14/25 (Call 02/14/25)	4,415	4,281,134
3.75%, 11/14/23 (Call 10/14/23)	500	497,706
3.80%, 03/15/25 (Call 12/15/24)	2,165	2,109,746
3.85%, 06/15/24 (Call 03/15/24)	1,398	1,373,241
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	755	730,370
3.40%, 05/15/24 (Call 02/15/24)(a)	984	970,219
3.45%, 12/15/27 (Call 09/15/27)	25	23,492
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 08/11/23)	1,615	1,554,093
1.20%, 05/28/26 (Call 04/28/26)	1,582	1,428,900
1.75%, 05/28/28 (Call 03/28/28)	1,000	868,899
4.88%, 03/03/28 (Call 02/03/28)	1,260	1,263,045
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	395	353,728
3.13%, 06/12/27 (Call 03/12/27)	315	296,612
3.38%, 11/16/25	1,967	1,895,242
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	1,185	1,161,231
3.70%, 06/06/27 (Call 03/06/27)	1,815	1,728,194
3.73%, 12/15/24 (Call 09/15/24)	1,080	1,053,903
4.69%, 02/13/28 (Call 01/13/28)	740	731,464
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 08/11/23)	221	218,177
0.75%, 11/13/25 (Call 10/13/25)(a)	1,450	1,323,414
1.13%, 11/13/27 (Call 09/13/27)	160	139,529
2.90%, 07/26/24 (Call 06/26/24)(a)	2,998	2,926,678
3.20%, 06/15/26 (Call 04/15/26)	2,499	2,390,963
3.25%, 11/01/23(a)	480	477,931
3.25%, 02/27/27	400	384,692
3.45%, 11/15/27 (Call 08/15/27)(a)	1,315	1,265,097
3.88%, 08/15/25 (Call 05/15/25)	30	29,019
3.90%, 02/20/28 (Call 11/20/27)	1,345	1,300,144
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)(a)	310	302,820
3.41%, 06/15/27 (Call 03/15/27)	265	248,768
3.75%, 09/15/25 (Call 06/15/25)	900	868,933
Cigna Group (The)
0.61%, 03/15/24 (Call 08/11/23)	448	434,060
1.25%, 03/15/26 (Call 02/15/26)	798	719,411
3.05%, 10/15/27 (Call 07/15/27)	200	184,795
3.25%, 04/15/25 (Call 01/15/25)	1,028	990,447
3.40%, 03/01/27 (Call 12/01/26)	1,540	1,454,706
3.50%, 06/15/24 (Call 03/17/24)(a)	798	785,754
4.13%, 11/15/25 (Call 09/15/25)	2,275	2,222,364
4.50%, 02/25/26 (Call 11/27/25)	1,391	1,366,426
5.69%, 03/15/26 (Call 03/15/24)	1,350	1,351,130
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	2,620	2,262,876
2.63%, 08/15/24 (Call 07/15/24)	1,086	1,053,932
2.88%, 06/01/26 (Call 03/01/26)	2,124	2,000,185
3.00%, 08/15/26 (Call 06/15/26)	635	597,119
3.38%, 08/12/24 (Call 05/12/24)	798	781,515
3.63%, 04/01/27 (Call 02/01/27)	775	737,495
3.88%, 07/20/25 (Call 04/20/25)	2,452	2,386,145
4.10%, 03/25/25 (Call 01/25/25)	1,022	1,002,251

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.30%, 03/25/28 (Call 12/25/27)	$5,420	$5,249,479
5.00%, 02/20/26 (Call 01/20/26)	1,290	1,285,661
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	992	953,958
5.00%, 02/27/26 (Call 02/27/24)(a)	710	710,994
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	1,393	1,357,188
3.88%, 05/15/28	1,000	965,276
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	699	684,987
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	857	785,375
0.95%, 09/01/27 (Call 07/01/27)	455	399,288
2.45%, 03/01/26 (Call 12/01/25)	1,895	1,795,878
2.63%, 01/15/25 (Call 11/15/24)	731	708,456
2.90%, 01/15/28 (Call 10/15/27)(a)	1,600	1,509,051
2.95%, 03/03/27 (Call 12/03/26)	995	946,237
3.38%, 12/05/23	290	288,445
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)(a)	695	627,919
1.30%, 08/15/26 (Call 07/15/26)	760	679,485
5.25%, 02/15/26 (Call 02/15/24)	30	29,997
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	859	839,997
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	1,444	1,308,451
1.70%, 06/10/27 (Call 05/10/27)	1,755	1,575,026
2.75%, 02/10/25 (Call 11/10/24)	835	805,638
2.90%, 03/07/24 (Call 02/07/24)(a)	1,192	1,176,631
4.05%, 05/17/28(a)	480	472,121
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	582	579,874
4.55%, 04/15/28 (Call 01/15/28)	760	720,279
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	966	919,046
2.00%, 02/14/27 (Call 12/14/26)	535	491,372
3.00%, 11/20/25 (Call 08/20/25)	2,108	2,021,540
3.10%, 05/17/27 (Call 02/17/27)	915	871,658
3.40%, 05/06/24(a)	1,352	1,330,112
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	1,044	970,176
2.75%, 06/03/26	833	788,420
2.95%, 03/15/24 (Call 02/15/24)(a)	896	882,367
3.00%, 12/15/26	1,345	1,274,589
3.40%, 05/15/24	1,187	1,167,787
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (Call 04/19/26)	3,660	3,614,452
4.45%, 05/19/28 (Call 04/19/28)	3,910	3,843,628
4.65%, 05/19/25	2,660	2,638,081
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	860	828,394
Shire Acquisitions Investments Ireland DAC, 3.20%,09/23/26 (Call 06/23/26)	3,245	3,050,872
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	421	419,410
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	2,395	2,273,006
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	908	839,852
2.30%, 06/22/27 (Call 04/22/27)	810	711,481
Wyeth LLC, 6.45%, 02/01/24(a)	573	572,846
Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)(a)	$220	$205,141
4.50%, 11/13/25 (Call 08/13/25)	1,500	1,476,025
5.40%, 11/14/25 (Call 10/14/25)	170	170,706
		122,281,576
Pipelines — 3.3%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	195	186,248
4.95%, 12/15/24 (Call 09/15/24)	1,113	1,096,840
5.95%, 06/01/26 (Call 03/01/26)	805	809,752
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	1,265	1,252,025
5.88%, 03/31/25 (Call 10/02/24)	1,952	1,952,246
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	1,424	1,398,581
DCP Midstream Operating LP
5.38%, 07/15/25 (Call 04/15/25)	750	744,630
5.63%, 07/15/27 (Call 04/15/27)	525	526,931
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	704	708,225
Enbridge Inc.
0.55%, 10/04/23	590	585,435
1.60%, 10/04/26 (Call 09/04/26)	568	508,767
2.50%, 01/15/25 (Call 12/15/24)	867	829,430
2.50%, 02/14/25	520	496,589
3.50%, 06/10/24 (Call 03/10/24)	750	735,462
3.70%, 07/15/27 (Call 04/15/27)	110	104,164
4.00%, 10/01/23 (Call 08/31/23)(a)	887	883,825
4.25%, 12/01/26 (Call 09/01/26)	760	735,830
5.97%, 03/08/26 (Call 03/08/24)	840	843,117
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	1,208	1,151,462
3.90%, 05/15/24 (Call 02/15/24)	620	610,360
3.90%, 07/15/26 (Call 04/15/26)	585	559,672
4.00%, 10/01/27 (Call 07/01/27)	20	18,870
4.05%, 03/15/25 (Call 12/15/24)	1,041	1,015,699
4.20%, 04/15/27 (Call 01/15/27)	595	570,291
4.25%, 04/01/24 (Call 01/01/24)	811	801,616
4.40%, 03/15/27 (Call 12/15/26)	730	704,175
4.50%, 04/15/24 (Call 03/15/24)	1,221	1,213,207
4.75%, 01/15/26 (Call 10/15/25)	1,203	1,180,810
4.95%, 05/15/28 (Call 02/15/28)	1,000	978,467
4.95%, 06/15/28 (Call 03/15/28)	1,045	1,019,811
5.50%, 06/01/27 (Call 03/01/27)	980	979,902
5.55%, 02/15/28 (Call 01/15/28)	1,235	1,239,658
5.88%, 01/15/24 (Call 10/15/23)	680	680,328
Series 5Y, 4.20%, 09/15/23 (Call 08/31/23)	630	628,689
Energy Transfer LP/Regency Energy Finance Corp.,
4.50%, 11/01/23 (Call 08/31/23)	669	667,398
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	1,045	1,009,412
3.75%, 02/15/25 (Call 11/15/24)	1,608	1,568,985
3.90%, 02/15/24 (Call 11/15/23)	1,305	1,294,176
3.95%, 02/15/27 (Call 11/15/26)	490	473,332
5.05%, 01/10/26	890	882,335
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 08/31/23)(a)	878	876,730
4.15%, 02/01/24 (Call 11/01/23)	875	866,968
4.25%, 09/01/24 (Call 06/01/24)	1,053	1,033,794
4.30%, 05/01/24 (Call 02/01/24)	846	836,440

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	$400	$357,831
4.30%, 06/01/25 (Call 03/01/25)	1,775	1,736,776
4.30%, 03/01/28 (Call 12/01/27)	960	921,318
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	832	825,445
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,750	1,595,225
4.00%, 02/15/25 (Call 11/15/24)	498	485,312
4.00%, 03/15/28 (Call 12/15/27)	1,050	993,290
4.13%, 03/01/27 (Call 12/01/26)(a)	1,320	1,268,458
4.25%, 12/01/27 (Call 09/01/27)	25	23,918
4.88%, 12/01/24 (Call 09/01/24)	1,382	1,364,672
4.88%, 06/01/25 (Call 03/01/25)	1,407	1,389,557
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	686	664,428
4.00%, 07/13/27 (Call 04/13/27)	185	175,846
4.55%, 07/15/28 (Call 04/15/28)	775	737,843
4.90%, 03/15/25 (Call 12/15/24)	822	809,687
5.85%, 01/15/26 (Call 12/15/25)	845	851,317
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	1,170	1,138,544
3.85%, 10/15/23 (Call 08/31/23)	718	714,611
4.50%, 12/15/26 (Call 09/15/26)	795	770,000
4.65%, 10/15/25 (Call 07/15/25)	1,249	1,219,042
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,045	994,008
5.00%, 03/15/27 (Call 09/15/26)	1,545	1,530,372
5.63%, 03/01/25 (Call 12/01/24)	2,475	2,468,084
5.75%, 05/15/24 (Call 02/15/24)(a)	585	584,280
5.88%, 06/30/26 (Call 12/31/25)	1,007	1,015,175
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	595	560,819
3.50%, 03/15/25 (Call 12/15/24)	477	461,001
4.75%, 03/15/24 (Call 12/15/23)	1,227	1,220,464
Targa Resources Corp.
5.00%, 01/15/28 (Call 08/31/23)	145	139,085
5.20%, 07/01/27 (Call 06/01/27)	920	911,567
6.50%, 07/15/27 (Call 08/31/23)	305	307,069
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,815	1,718,131
3.75%, 10/16/23 (Call 08/31/23)	760	756,687
4.25%, 05/15/28 (Call 02/15/28)	1,305	1,254,846
4.88%, 01/15/26 (Call 10/15/25)(a)	931	920,525
6.20%, 03/09/26 (Call 03/09/24)	1,005	1,007,306
Transcontinental Gas Pipe Line Co. LLC, 7.85%,02/01/26 (Call 11/01/25)	1,072	1,124,527
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	570	552,014
Western Midstream Operating LP, 3.10%, 02/01/25 (Call 01/01/25)	1,015	974,887
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	1,065	1,009,577
3.90%, 01/15/25 (Call 10/15/24)	1,111	1,084,837
4.00%, 09/15/25 (Call 06/15/25)	837	810,610
4.30%, 03/04/24 (Call 12/04/23)	478	475,062
4.50%, 11/15/23 (Call 08/31/23)	627	625,399
4.55%, 06/24/24 (Call 03/24/24)	1,607	1,589,053
5.40%, 03/02/26	865	866,208
		80,265,397
Security	Par (000)	Value

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	$537	$523,119
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	755	739,760
		1,262,879
Real Estate Investment Trusts — 2.9%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	1,008	971,086
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	475	451,266
American Tower Corp.
0.60%, 01/15/24	407	397,172
1.30%, 09/15/25 (Call 08/15/25)(a)	650	591,889
1.45%, 09/15/26 (Call 08/15/26)	820	727,189
1.50%, 01/31/28 (Call 11/30/27)	970	817,505
1.60%, 04/15/26 (Call 03/15/26)	775	697,960
2.40%, 03/15/25 (Call 02/15/25)	909	862,482
2.75%, 01/15/27 (Call 11/15/26)	425	389,336
2.95%, 01/15/25 (Call 12/15/24)	802	771,806
3.38%, 05/15/24 (Call 04/15/24)	674	661,200
3.38%, 10/15/26 (Call 07/15/26)	980	922,003
3.55%, 07/15/27 (Call 04/15/27)	500	465,918
3.60%, 01/15/28 (Call 10/15/27)	20	18,506
3.65%, 03/15/27 (Call 02/15/27)	875	823,056
4.00%, 06/01/25 (Call 03/01/25)	618	601,084
4.40%, 02/15/26 (Call 11/15/25)	623	606,319
5.00%, 02/15/24	932	927,737
5.25%, 07/15/28 (Call 06/15/28)	465	460,325
5.50%, 03/15/28 (Call 02/15/28)	1,110	1,113,646
AvalonBay Communities Inc., 3.45%, 06/01/25 (Call 03/03/25)	968	937,668
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	1,129	1,021,471
3.13%, 09/01/23 (Call 08/31/23)	649	647,461
3.20%, 01/15/25 (Call 10/15/24)	1,269	1,212,862
3.65%, 02/01/26 (Call 11/03/25)	1,328	1,247,354
3.80%, 02/01/24 (Call 11/01/23)(a)	836	823,258
6.75%, 12/01/27 (Call 11/01/27)(a)	370	379,279
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	255	245,716
4.13%, 06/15/26 (Call 03/15/26)	865	815,973
Crown Castle Inc., 5.00%, 01/11/28 (Call 12/11/27)	1,740	1,716,127
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	854	752,400
1.35%, 07/15/25 (Call 06/15/25)	875	806,806
2.90%, 03/15/27 (Call 02/15/27)	965	886,061
3.20%, 09/01/24 (Call 07/01/24)	963	937,390
3.65%, 09/01/27 (Call 06/01/27)	310	290,046
3.70%, 06/15/26 (Call 03/15/26)	845	804,949
3.80%, 02/15/28 (Call 11/15/27)	945	884,071
4.00%, 03/01/27 (Call 12/01/26)	25	23,856
4.45%, 02/15/26 (Call 11/15/25)	825	804,766
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)(a)	890	832,843
5.55%, 01/15/28 (Call 12/15/27)	995	990,985
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	741	674,250
1.25%, 07/15/25 (Call 06/15/25)	548	503,446
1.45%, 05/15/26 (Call 04/15/26)	761	682,924
1.55%, 03/15/28 (Call 01/15/28)	690	581,863
1.80%, 07/15/27 (Call 05/15/27)	265	231,922

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.63%, 11/18/24 (Call 10/18/24)	$961	$923,682
2.90%, 11/18/26 (Call 09/18/26)	820	755,869
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)	715	663,983
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)(a)	791	765,119
Extra Space Storage LP
3.50%, 07/01/26	644	604,501
5.70%, 04/01/28 (Call 03/01/28)	125	125,788
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	272	270,245
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	1,001	986,372
5.38%, 04/15/26 (Call 01/15/26)	1,043	1,025,843
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	325	302,544
3.75%, 07/01/27 (Call 04/01/27)	440	407,751
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	792	753,060
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	470	453,399
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	380	348,413
3.30%, 02/01/25 (Call 12/01/24)	807	775,737
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	450	424,955
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)(a)	400	377,332
4.75%, 01/15/28 (Call 10/15/27)	460	429,332
5.25%, 01/15/26 (Call 10/15/25)(a)	890	867,680
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	180	162,667
4.88%, 06/15/28 (Call 05/15/28)(a)	405	403,333
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	785	707,958
1.50%, 11/09/26 (Call 10/09/26)	830	745,903
1.85%, 05/01/28 (Call 03/01/28)	700	609,221
3.09%, 09/15/27 (Call 06/15/27)	55	51,379
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)(a)	640	594,128
3.40%, 01/15/28 (Call 11/15/27)	600	556,473
3.65%, 01/15/28 (Call 10/15/27)	625	586,079
3.88%, 04/15/25 (Call 02/15/25)(a)	900	876,905
3.95%, 08/15/27 (Call 05/15/27)	250	238,444
4.13%, 10/15/26 (Call 07/15/26)	625	603,810
4.63%, 11/01/25 (Call 09/01/25)(a)	967	954,198
4.88%, 06/01/26 (Call 03/01/26)(a)	365	361,471
5.05%, 01/13/26 (Call 01/13/24)	515	512,241
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	705	664,001
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	675	648,448
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	2,730	2,409,391
1.75%, 02/01/28 (Call 11/01/27)	20	17,257
2.00%, 09/13/24 (Call 06/13/24)	1,195	1,147,654
3.25%, 11/30/26 (Call 08/30/26)	35	32,841
3.30%, 01/15/26 (Call 10/15/25)	950	906,996
3.38%, 10/01/24 (Call 07/01/24)	1,120	1,091,736
3.38%, 06/15/27 (Call 03/15/27)(a)	260	243,499
3.38%, 12/01/27 (Call 09/01/27)(a)	100	92,916
3.50%, 09/01/25 (Call 06/01/25)(a)	1,292	1,244,222
3.75%, 02/01/24 (Call 11/01/23)(a)	585	579,539
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	$1,033	$993,817
4.00%, 03/01/28 (Call 12/01/27)	25	23,228
4.13%, 01/15/26 (Call 10/15/25)	858	824,724
VICI Properties LP
4.38%, 05/15/25	445	433,696
4.75%, 02/15/28 (Call 01/15/28)	1,160	1,107,794
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	1,596	1,547,079
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)	715	656,563
3.63%, 03/15/24 (Call 02/15/24)(a)	873	860,095
4.25%, 04/01/26 (Call 01/01/26)	900	873,416
4.25%, 04/15/28 (Call 01/15/28)	650	617,136
Weyerhaeuser Co., 4.75%, 05/15/26	700	689,441
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)(a)	390	387,378
		70,331,914
Retail — 2.3%
AutoZone Inc.
3.63%, 04/15/25 (Call 03/15/25)	930	903,420
3.75%, 06/01/27 (Call 03/01/27)	390	373,608
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,060	940,146
2.75%, 05/18/24 (Call 03/18/24)(a)	1,022	1,000,230
3.00%, 05/18/27 (Call 02/18/27)(a)	1,110	1,052,575
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	650	622,566
4.15%, 11/01/25 (Call 08/01/25)	849	825,833
4.25%, 09/20/24	1,009	992,674
4.63%, 11/01/27 (Call 10/01/27)	465	455,187
5.20%, 07/05/28	310	308,981
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	1,360	1,320,558
4.20%, 05/15/28 (Call 02/15/28)	1,165	1,115,772
Genuine Parts Co., 1.75%, 02/01/25 (Call 08/11/23)	870	823,275
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	555	470,041
2.13%, 09/15/26 (Call 06/15/26)	965	892,127
2.50%, 04/15/27 (Call 02/15/27)	210	194,961
2.70%, 04/15/25 (Call 03/15/25)	840	807,851
2.80%, 09/14/27 (Call 06/14/27)	30	27,971
2.88%, 04/15/27 (Call 03/15/27)(a)	1,905	1,789,873
3.00%, 04/01/26 (Call 01/01/26)(a)	1,567	1,499,532
3.35%, 09/15/25 (Call 06/15/25)	1,268	1,227,207
3.75%, 02/15/24 (Call 11/15/23)	1,356	1,342,910
4.00%, 09/15/25 (Call 08/15/25)	555	544,982
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	895	758,247
2.50%, 04/15/26 (Call 01/15/26)	1,536	1,439,318
3.10%, 05/03/27 (Call 02/03/27)	795	745,261
3.35%, 04/01/27 (Call 03/01/27)	915	864,771
3.38%, 09/15/25 (Call 06/15/25)	996	958,474
3.88%, 09/15/23 (Call 08/31/23)(a)	580	578,186
4.00%, 04/15/25 (Call 03/15/25)	1,174	1,149,353
4.40%, 09/08/25	1,180	1,158,324
4.80%, 04/01/26 (Call 03/01/26)	1,175	1,166,235
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	570	528,588
3.25%, 06/10/24(a)	526	517,804
3.30%, 07/01/25 (Call 06/01/25)(a)	861	831,978
3.38%, 05/26/25 (Call 02/26/25)	1,000	970,825

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.50%, 03/01/27 (Call 12/01/26)(a)	$795	$758,447
3.50%, 07/01/27 (Call 05/01/27)	1,140	1,086,222
3.70%, 01/30/26 (Call 10/30/25)	1,898	1,835,679
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	688	659,631
3.60%, 09/01/27 (Call 06/01/27)(a)	560	529,457
4.35%, 06/01/28 (Call 03/01/28)	520	506,403
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	717	636,193
4.60%, 04/15/25 (Call 03/15/25)	1,115	1,093,852
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	515	465,486
2.45%, 06/15/26 (Call 03/15/26)	595	556,270
3.50%, 03/01/28 (Call 12/01/27)(a)	10	9,429
3.80%, 08/15/25 (Call 06/15/25)	1,549	1,507,048
4.75%, 02/15/26	965	958,766
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	865	794,154
2.25%, 04/15/25 (Call 03/15/25)	1,807	1,723,017
2.50%, 04/15/26(a)	1,333	1,261,781
3.50%, 07/01/24	1,398	1,371,894
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	350	300,751
2.25%, 09/15/26 (Call 06/15/26)	1,205	1,117,811
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 08/11/23)	400	394,142
3.45%, 06/01/26 (Call 03/01/26)(a)	50	47,182
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	200	193,263
2.85%, 07/08/24 (Call 06/08/24)(a)	1,144	1,117,135
3.05%, 07/08/26 (Call 05/08/26)(a)	895	858,097
3.30%, 04/22/24 (Call 01/22/24)	1,203	1,185,281
3.55%, 06/26/25 (Call 04/26/25)	865	844,264
3.70%, 06/26/28 (Call 03/26/28)	1,510	1,466,437
3.90%, 04/15/28 (Call 03/15/28)	640	626,242
4.00%, 04/15/26 (Call 03/15/26)	475	466,848
		55,570,826
Semiconductors — 2.0%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	1,190	1,144,845
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	1,375	1,312,854
3.90%, 10/01/25 (Call 07/01/25)	890	869,780
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	1,055	976,167
3.63%, 01/15/24 (Call 11/15/23)	15	14,849
3.88%, 01/15/27 (Call 10/15/26)	3,203	3,053,011
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	1,128	1,076,462
3.46%, 09/15/26 (Call 07/15/26)	605	573,438
3.63%, 10/15/24 (Call 09/15/24)	959	935,133
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	1,350	1,274,144
2.88%, 05/11/24 (Call 03/11/24)	1,173	1,149,622
3.15%, 05/11/27 (Call 02/11/27)	1,150	1,080,564
3.40%, 03/25/25 (Call 02/25/25)	1,480	1,439,225
3.70%, 07/29/25 (Call 04/29/25)	1,794	1,746,717
3.75%, 03/25/27 (Call 01/25/27)	1,135	1,094,898
3.75%, 08/05/27 (Call 07/05/27)	605	579,887
4.88%, 02/10/26	1,760	1,754,564
4.88%, 02/10/28 (Call 01/10/28)	1,765	1,759,931
Security	Par (000)	Value

Semiconductors (continued)
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	$1,017	$1,008,100
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	1,013	984,259
3.80%, 03/15/25 (Call 12/15/24)	903	883,513
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	761	688,446
2.45%, 04/15/28 (Call 02/15/28)	700	612,878
Microchip Technology Inc.
0.98%, 09/01/24	673	638,767
2.67%, 09/01/23	252	251,320
4.25%, 09/01/25 (Call 08/31/23)	1,370	1,331,722
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	1,080	1,037,486
4.98%, 02/06/26 (Call 12/06/25)(a)	510	503,110
5.38%, 04/15/28 (Call 03/15/28)	625	618,610
NVIDIA Corp.
0.58%, 06/14/24 (Call 08/11/23)	1,755	1,683,886
1.55%, 06/15/28 (Call 04/15/28)	1,250	1,091,464
3.20%, 09/16/26 (Call 06/16/26)	1,235	1,183,705
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	1,250	1,241,876
5.35%, 03/01/26 (Call 01/01/26)(a)	690	687,773
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	687	653,891
3.15%, 05/01/27 (Call 03/01/27)	155	143,389
3.88%, 06/18/26 (Call 04/18/26)	795	762,136
4.40%, 06/01/27 (Call 05/01/27)	675	651,942
Qorvo Inc., 1.75%, 12/15/24 (Call 08/11/23)(c)	605	567,006
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	975	832,837
2.90%, 05/20/24 (Call 03/20/24)(a)	857	843,646
3.25%, 05/20/27 (Call 02/20/27)(a)	2,090	1,984,028
3.45%, 05/20/25 (Call 02/20/25)(a)	1,657	1,609,638
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	672	602,432
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	760	681,435
1.38%, 03/12/25 (Call 02/12/25)	1,102	1,038,891
2.90%, 11/03/27 (Call 08/03/27)(a)	60	56,022
4.60%, 02/15/28 (Call 01/15/28)	355	355,321
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	1,025	1,000,357
		48,065,977
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	80	73,702
3.84%, 05/01/25 (Call 04/01/25)	557	538,259
		611,961
Software — 2.8%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	1,270	1,211,863
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	661	629,924
2.15%, 02/01/27 (Call 12/01/26)	1,185	1,090,836
3.25%, 02/01/25 (Call 11/01/24)(a)	1,139	1,107,645
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	460	434,649
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	760	718,975

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Concentrix Corp.
6.60%, 08/02/28	$475	$469,626
6.65%, 08/02/26	475	474,046
Fidelity National Information Services Inc.
0.60%, 03/01/24	970	942,865
1.15%, 03/01/26 (Call 02/01/26)	1,507	1,354,302
1.65%, 03/01/28 (Call 01/01/28)(a)	30	25,709
4.50%, 07/15/25	640	627,562
4.70%, 07/15/27 (Call 06/15/27)	630	619,017
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	565	507,959
2.75%, 07/01/24 (Call 06/01/24)	2,155	2,094,758
3.20%, 07/01/26 (Call 05/01/26)	2,405	2,273,361
3.85%, 06/01/25 (Call 03/01/25)(a)	1,060	1,031,072
5.45%, 03/02/28 (Call 02/02/28)(a)	850	859,076
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	856	790,418
1.35%, 07/15/27 (Call 05/15/27)(a)	420	368,843
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)(a)	4,082	3,825,714
2.70%, 02/12/25 (Call 11/12/24)	1,935	1,870,316
2.88%, 02/06/24 (Call 12/06/23)	2,228	2,197,590
3.13%, 11/03/25 (Call 08/03/25)	2,465	2,375,193
3.30%, 02/06/27 (Call 11/06/26)	4,045	3,879,960
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	2,957	2,697,557
2.30%, 03/25/28 (Call 01/25/28)	2,425	2,139,431
2.50%, 04/01/25 (Call 03/01/25)	3,270	3,119,110
2.65%, 07/15/26 (Call 04/15/26)	3,137	2,926,657
2.80%, 04/01/27 (Call 02/01/27)(a)	2,395	2,212,054
2.95%, 11/15/24 (Call 09/15/24)	2,317	2,246,094
2.95%, 05/15/25 (Call 02/15/25)	1,362	1,305,493
3.25%, 11/15/27 (Call 08/15/27)	2,625	2,449,708
3.40%, 07/08/24 (Call 04/08/24)	2,427	2,375,487
4.50%, 05/06/28 (Call 04/06/28)(a)	260	253,975
5.80%, 11/10/25	988	1,000,092
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	978	894,206
1.40%, 09/15/27 (Call 07/15/27)	45	39,090
2.35%, 09/15/24 (Call 08/15/24)	908	874,042
3.65%, 09/15/23 (Call 08/31/23)	769	767,568
3.80%, 12/15/26 (Call 09/15/26)	954	914,540
salesforce.com Inc.
0.63%, 07/15/24 (Call 08/11/23)	1,315	1,256,654
3.70%, 04/11/28 (Call 01/11/28)	10	9,643
Take-Two Interactive Software Inc.
3.30%, 03/28/24(a)	17	16,698
3.55%, 04/14/25	845	815,984
3.70%, 04/14/27 (Call 03/14/27)	985	934,107
4.95%, 03/28/28 (Call 02/28/28)	855	845,373
5.00%, 03/28/26	940	932,364
VMware Inc.
0.60%, 08/15/23	316	315,464
1.00%, 08/15/24 (Call 08/11/23)	870	827,860
1.40%, 08/15/26 (Call 07/15/26)	1,820	1,612,480
3.90%, 08/21/27 (Call 05/21/27)	1,230	1,166,776
4.50%, 05/15/25 (Call 04/15/25)	1,037	1,016,725
4.65%, 05/15/27 (Call 03/15/27)	430	418,440
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	1,255	1,192,196
		69,357,147
Security	Par (000)	Value

Telecommunications — 2.7%
AT&T Inc.
0.90%, 03/25/24 (Call 08/11/23)(a)	$1,357	$1,313,861
1.65%, 02/01/28 (Call 12/01/27)	1,865	1,595,240
1.70%, 03/25/26 (Call 08/11/23)	3,400	3,086,585
2.30%, 06/01/27 (Call 04/01/27)	2,942	2,635,999
3.80%, 02/15/27 (Call 11/15/26)	950	903,506
4.10%, 02/15/28 (Call 11/15/27)	1,930	1,833,307
4.25%, 03/01/27 (Call 12/01/26)	1,245	1,203,547
5.54%, 02/20/26 (Call 02/20/24)	2,180	2,180,714
Bell Telephone Co. of Canada or Bell Canada (The),Series US-3, 0.75%, 03/17/24(a)	355	343,858
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	578	576,045
Cisco Systems Inc.
2.20%, 09/20/23 (Call 08/31/23)	587	584,614
2.50%, 09/20/26 (Call 06/20/26)	1,333	1,258,489
2.95%, 02/28/26	1,030	990,476
3.50%, 06/15/25(a)	870	846,665
3.63%, 03/04/24	592	586,562
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	680	662,103
Nokia OYJ, 4.38%, 06/12/27(a)	25	23,595
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	255	234,398
2.95%, 03/15/25	1,220	1,162,153
3.20%, 03/15/27	1,940	1,800,317
3.63%, 12/15/25 (Call 09/15/25)	964	916,163
Sprint LLC
7.13%, 06/15/24	10	10,093
7.63%, 02/15/25 (Call 11/15/24)	1,525	1,559,595
7.63%, 03/01/26 (Call 11/01/25)	1,555	1,617,108
Telefonica Emisiones SA, 4.10%, 03/08/27	1,955	1,873,631
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	995	920,594
3.70%, 09/15/27 (Call 06/15/27)	325	305,622
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	630	572,292
2.05%, 02/15/28 (Call 12/15/27)	1,835	1,600,975
2.25%, 02/15/26 (Call 08/11/23)	2,005	1,853,366
2.63%, 04/15/26 (Call 08/11/23)(a)	1,420	1,319,465
3.50%, 04/15/25 (Call 03/15/25)	2,212	2,139,464
3.75%, 04/15/27 (Call 02/15/27)	4,550	4,316,956
4.75%, 02/01/28 (Call 08/11/23)	1,575	1,535,137
4.80%, 07/15/28(a)	1,950	1,909,371
4.95%, 03/15/28 (Call 02/15/28)	825	814,365
5.38%, 04/15/27 (Call 08/11/23)(a)	785	787,088
Verizon Communications Inc.
0.75%, 03/22/24	925	895,169
0.85%, 11/20/25 (Call 10/20/25)	831	752,184
1.45%, 03/20/26 (Call 02/20/26)	2,078	1,884,812
2.10%, 03/22/28 (Call 01/22/28)	3,325	2,910,709
2.63%, 08/15/26	1,915	1,780,394
3.00%, 03/22/27 (Call 01/22/27)	3,425	3,192,082
3.38%, 02/15/25	1,579	1,530,053
3.50%, 11/01/24 (Call 08/01/24)	1,175	1,147,164
4.13%, 03/16/27	2,295	2,221,470
Vodafone Group PLC
3.75%, 01/16/24	657	651,937
4.13%, 05/30/25	1,754	1,713,964

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.38%, 05/30/28(a)	$960	$947,228
		67,500,485
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	794	766,200
3.50%, 09/15/27 (Call 06/15/27)(a)	65	60,784
3.55%, 11/19/26 (Call 09/19/26)	800	751,518
		1,578,502
Transportation — 0.9%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	749	722,814
3.25%, 06/15/27 (Call 03/15/27)(a)	455	432,703
3.40%, 09/01/24 (Call 06/01/24)	908	888,706
3.75%, 04/01/24 (Call 01/01/24)	755	747,908
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)(a)	777	733,244
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 08/31/23)	1,125	1,063,240
1.75%, 12/02/26 (Call 11/02/26)	1,025	922,906
2.90%, 02/01/25 (Call 11/01/24)	1,034	994,046
4.00%, 06/01/28 (Call 03/01/28)	500	478,842
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)(a)	95	88,140
3.25%, 06/01/27 (Call 03/01/27)	870	821,359
3.35%, 11/01/25 (Call 08/01/25)	930	897,278
3.40%, 08/01/24 (Call 05/01/24)	998	976,575
3.80%, 03/01/28 (Call 12/01/27)	650	621,949
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	1,157	1,110,802
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)	205	193,463
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	580	559,524
3.65%, 03/18/24 (Call 02/18/24)	628	619,406
5.25%, 06/01/28 (Call 05/01/28)(a)	740	733,364
5.65%, 03/01/28 (Call 02/01/28)	515	518,239
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	730	667,470
2.75%, 03/01/26 (Call 12/01/25)	775	733,264
3.00%, 04/15/27 (Call 01/15/27)	230	216,355
3.15%, 03/01/24 (Call 02/01/24)(a)	852	840,545
3.25%, 08/15/25 (Call 05/15/25)	605	583,339
3.75%, 07/15/25 (Call 05/15/25)	591	575,398
4.75%, 02/21/26 (Call 01/21/26)	580	577,636
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	494	461,030
Security	Par/ Shares (000)	Value

Transportation (continued)
2.80%, 11/15/24 (Call 09/15/24)	$756	$731,349
3.05%, 11/15/27 (Call 08/15/27)	120	112,811
3.90%, 04/01/25 (Call 03/01/25)	1,231	1,206,525
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	1,495	1,339,242
3.95%, 09/09/27 (Call 08/09/27)(a)	775	761,974
		22,931,446
Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)(a)	10	9,246
3.40%, 03/01/25 (Call 12/01/24)	1,020	988,789
		998,035
Total Long-Term Investments — 98.7%
(Cost: $2,522,845,478)		2,420,439,458

Short-Term Securities

Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(e)(f)(g)	145,581	145,624,998
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(e)(f)	19,580	19,580,000

Total Short-Term Securities — 6.7%
(Cost: $165,120,798)		165,204,998

Total Investments — 105.4%
(Cost: $2,687,966,276)		2,585,644,456

Liabilities in Excess of Other Assets — (5.4)%		(133,487,343)

Net Assets — 100.0%		$2,452,157,113

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares ® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$222,000,166	$—		$(76,479,970	)(a)	$20,923	$83,879	$145,624,998	145,581	$448,468	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,158,000	4,422,000	(a)	—		—	—	19,580,000	19,580	486,089		12
						$20,923	$83,879	$165,204,998		$934,557		$12

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,420,439,458	$—	$2,420,439,458
Short-Term Securities
Money Market Funds	165,204,998	—	—	165,204,998
	$165,204,998	$2,420,439,458	$—	$2,585,644,456

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate